                                         December 31, 2002

                               JANUS ASPEN SERIES
                                 SERVICE SHARES
                    RISK-MANAGED LARGE CAP GROWTH PORTFOLIO

                                   Prospectus

     The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

[JANUS LOGO]

                This prospectus describes Risk-Managed Large Cap Growth Portfolio (the "Portfolio"). Janus Capital Management LLC ("Janus Capital") serves as investment adviser to the Portfolio. Risk-Managed Large Cap Growth Portfolio is subadvised by Enhanced Investment Technologies, LLC ("INTECH"). This Janus Aspen Series Portfolio currently offers one class of shares. The Service Shares (the "Shares"), are offered by this prospectus in connection with investment in and payments under variable annuity contracts and variable life insurance contracts (collectively, "variable insurance contracts"), as well as certain qualified retirement plans.

                Janus Aspen Series sells and redeems its Shares at net asset value without sales charges, commissions or redemption fees. Each variable insurance contract involves fees and expenses that are not described in this Prospectus. The Portfolio may not be available in connection with a particular contract and certain contracts may limit allocations among the Portfolio. See the accompanying contract prospectus for information regarding contract fees and expenses and any restrictions on purchases or allocations.

                This prospectus contains information that a prospective purchaser of a variable insurance contract or plan participant should consider in conjunction with the accompanying separate account prospectus of the specific insurance company product before allocating purchase payments or premiums to the Portfolio.

TABLE OF CONTENTS
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                RISK/RETURN SUMMARY
                   Risk-Managed Large Cap Growth Portfolio..................    2
                   Fees and expenses........................................    4

                INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND
                RISKS
                   Risk-Managed Large Cap Growth Portfolio..................    5
                   General portfolio policies...............................    6
                   Risks....................................................    8

                MANAGEMENT OF THE PORTFOLIO
                   Investment adviser.......................................   10
                   Management expenses......................................   10
                   Subadviser...............................................   11
                   INTECH Portfolio managers................................   12

                OTHER INFORMATION...........................................   13

                DISTRIBUTIONS AND TAXES
                   Distributions............................................   14
                   Taxes....................................................   14

                SHAREHOLDER'S GUIDE
                   Pricing of portfolio shares..............................   15
                   Purchases................................................   15
                   Redemptions..............................................   16
                   Excessive trading........................................   16
                   Shareholder communications...............................   16

                FINANCIAL HIGHLIGHTS........................................   17

                GLOSSARY OF INVESTMENT TERMS
                   Equity and debt securities...............................   18
                   Futures, options and other derivatives...................   20
                   Other investments, strategies and/or techniques..........   21

                                                            Table of contents  1

RISK/RETURN SUMMARY
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RISK-MANAGED LARGE CAP GROWTH PORTFOLIO

          Risk-Managed Large Cap Growth Portfolio is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.

1. WHAT IS THE INVESTMENT OBJECTIVE OF RISK-MANAGED LARGE CAP GROWTH PORTFOLIO?

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          RISK-MANAGED PORTFOLIO - SUBADVISED BY INTECH

          - RISK-MANAGED LARGE CAP GROWTH PORTFOLIO seeks long-term growth of capital.

          The Portfolio's objective and principal investment policies are non-fundamental policies, which means the Portfolio's Trustees may change the objective or the Portfolio's principal investment policies without a shareholder vote. The Portfolio will notify you at least 60 days before making any changes to its objective or principal investment policies. If there is a material change to the Portfolio's objective or principal investment policies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its objective.

2. WHAT ARE THE MAIN INVESTMENT STRATEGIES OF RISK-MANAGED LARGE CAP GROWTH PORTFOLIO?

          Within the parameters of its specific investment policies discussed below, the Portfolio may invest without limit in foreign equity and debt securities.

          Within the parameters of its specific investment policies discussed below, the Portfolio will limit its investment in high-yield/high-risk bonds to less than 20% of its net assets.

          RISK-MANAGED LARGE CAP GROWTH PORTFOLIO - SUBADVISED BY INTECH

          RISK-MANAGED LARGE CAP GROWTH PORTFOLIO pursues its objective by applying a mathematical portfolio management process to construct an investment portfolio from a universe of common stocks within its benchmark indices. The mathematical process uses the natural tendency of stock prices to vary over time (volatility) in determining the selection of securities and their weightings in the Portfolio's holdings. The primary aim of the strategies is to outperform their benchmark index. They pursue this goal by constructing portfolios of stocks with higher average stock volatility than the Portfolio's benchmark index and combining those stocks in a manner that the subadviser believes does not increase the overall portfolio volatility above that of the benchmark index. INTECH seeks to select stocks with higher average volatility than the benchmark by reviewing historical stock prices and estimating future volatility. More volatile stocks may tend to reside on the smaller cap end of the index. The Risk-Managed] Portfolio's subadviser approaches risk management from a perspective that evaluates risk relative to a direct investment in the benchmark index. Risk controls are designed to minimize the risk of significant underperformance relative to the benchmark index.

          RISK-MANAGED LARGE CAP GROWTH PORTFOLIO invests, under normal circumstances, at least 80% of its assets in common stocks of large-sized companies. Large-sized companies are those whose market capitalization falls within the range of companies in the Russell 1000 Index, at the time of purchase. The Portfolio invests primarily in stocks selected for their growth potential and seeks to control risks by selecting stocks only from the universe of the Portfolio's benchmark, which is the Russell 1000 Growth Index, among other risk techniques.

          For purposes of the Portfolio's 80% policies, net assets will take into account borrowings for investment purposes.

 2 Janus Aspen Series

3. WHAT ARE THE MAIN RISKS OF INVESTING IN RISK-MANAGED LARGE CAP GROWTH PORTFOLIO?

          The biggest risk is that the Portfolio's returns may vary, and you could lose money. Risk-Managed Large Cap Growth Portfolio is designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings. Common stocks tend to be more volatile than other investment choices.

          The value of the Portfolio's holdings may decrease if the value of an individual company in the Portfolio decreases or, if a portfolio manager's belief about a company's intrinsic worth is incorrect. The value of the Portfolio's holdings could also decrease if the stock market goes down. If the value of the Portfolio's holdings decreases, the Portfolio's net asset value (NAV) will also decrease, which means if you sell your shares in the Portfolio you may get back less money.

          FOR THE RISK-MANAGED LARGE CAP GROWTH PORTFOLIO, the proprietary mathematical process used by INTECH may not achieve the desired results. Additionally, the rebalancing techniques used by INTECH may result in a higher portfolio turnover rate and related expenses compared to a "buy and hold" or index fund strategy. There is a risk that if INTECH's method of identifying stocks with higher volatility than the benchmark or their method of identifying stocks that tend to move in the same or opposite direction does not result in selecting stocks with continuing volatility and covariance as anticipated, the Portfolio may not outperform the benchmark indexes.

          An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

          Since the Portfolio described in this Prospectus did not commence operations until December 31, 2002, performance information is not included for the Portfolio. The performance of the Portfolio will be compared to the following benchmark:

              - Risk-Managed Large Cap Growth Portfolio - Russell 1000 Growth
                Index

                                                          Risk return summary  3

FEES AND EXPENSES

          SHAREHOLDER FEES, such as sales loads, redemption fees or exchange fees, are charged directly to an investor's account. The Portfolio is a no-load investment, so you will generally not pay any shareholder fees when you buy or sell shares of the Portfolio. However, each variable insurance contract involves fees and expenses not described in this Prospectus. See the accompanying contract prospectus for information regarding contract fees and expenses and any restrictions on purchases or allocations.

          ANNUAL FUND OPERATING EXPENSES are paid out of the Portfolio's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example below shows, these costs are borne indirectly by all shareholders.

          This table and example are designed to assist participants in qualified plans that invest in the Shares of the Portfolio in understanding the fees and expenses that you may pay as an investor in the Shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE SHARES SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

                                                                              Distribution
                                                                 Management     (12b-1)       Other       Total Annual Fund
                                                                    Fee         Fees(1)      Expenses   Operating Expenses(2)
    Risk-Managed Large Cap Growth Portfolio                         .65%          .25%         .44%             1.34%

   (1) Because the 12b-1 fee is charged as an annual, ongoing fee, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.

   (2) Expenses are based upon the estimated expenses the Portfolio expects to incur during its initial fiscal year. Included in Other Expenses is a service fee of 0.10% of the average daily net assets to compensate Janus Services for providing, or arranging for the provision of recordkeeping, subaccounting and administrative services to retirement or pension plan participants, variable contract owners or other underlying investors investing through institutional channels.

   EXAMPLE:
   This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio's operating expenses remain the same. Since no sales load applies, the results apply whether or not you redeem your investment at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                  1 Year     3 Years
                                                                  ------------------
    Risk-Managed Large Cap Growth Portfolio                        $136       $425

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INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RISKS
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THE PORTFOLIO

          This section takes a closer look at the investment objective of Risk-Managed Large Cap Growth Portfolio, its principal investment strategies and certain risks of investing in Risk-Managed Large Cap Growth Portfolio. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote.

          Please carefully review the "Risks" section of this Prospectus for a discussion of risks associated with certain investment techniques. We've also included a Glossary with descriptions of investment terms used throughout this Prospectus.

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

RISK-MANAGED PORTFOLIO - SUBADVISED BY INTECH

          RISK-MANAGED LARGE CAP GROWTH PORTFOLIO
          Risk-Managed Large Cap Growth Portfolio seeks long-term growth of capital. It pursues its objective by investing, under normal circumstances, at least 80% of its assets in common stocks of large-sized companies. Large-sized companies are those whose market capitalization falls within the range of companies in the Russell 1000 Index, at the time of purchase. The Portfolio invests primarily in stocks selected for their growth potential and seeks to control risks by selecting stocks only from the universe of the Portfolio's benchmark, which is the Russell 1000 Growth Index, among other risk techniques.

The following questions and answers are designed to help you better understand Risk-Managed Large Cap Growth Portfolio's principal investment strategies.

1. HOW ARE COMMON STOCKS SELECTED BY INTECH FOR THE RISK-MANAGED LARGE CAP GROWTH PORTFOLIO?

          INTECH applies a mathematical portfolio management process to construct an investment portfolio for the Portfolio. INTECH developed the formulas underlying this mathematical process.

          The mathematical process is designed to take advantage of market volatility (variation in stock prices), rather than using research or market/economic trends to predict the future returns of stocks. The process seeks to generate a return in excess of each Portfolio's benchmark over the long term, while controlling the risk relative to the benchmark. The mathematical process involves:

          - selecting stocks primarily from stocks within a Portfolio's benchmark;

          - periodically determining an optimal weighting of these stocks and rebalancing to the optimal weighting; and

          - monitoring the total risk and volatility of a Portfolio's holdings with respect to the benchmark index.

          INTECH seeks to outperform the benchmark index through its mathematical process. INTECH seeks to identify those stocks in a manner that does not increase the overall portfolio volatility above that of the benchmark index. More volatile stocks may tend to reside on the smaller cap end of the benchmark index. INTECH employs risk controls designed to minimize the risk of significant under performance relative to the benchmark index.

          The Portfolio may use exchange traded funds as well as futures, options and other derivatives to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs.

              Investment objective, principal investment strategies and risks  5

2. ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?

          Generally, yes. The portfolio managers seek companies that meet their selection criteria, regardless of where a company is located. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Portfolio may invest and the Portfolio may at times have significant foreign exposure.

3. WHAT DOES "MARKET CAPITALIZATION" MEAN?

          Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. As noted previously, market capitalization is an important investment criteria for the Portfolio offered by this Prospectus.

GENERAL PORTFOLIO POLICIES

          The percentage limitations included in these policies and elsewhere in this Prospectus apply at the time of purchase of a security. So, for example, if the Portfolio exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

          CASH POSITION
          The Risk-Managed Large Cap Growth Portfolio subadvised by INTECH normally remains as fully invested as possible and does not seek to lessen the effects of a declining market through hedging or temporary defensive positions. The Portfolio may use exchange traded funds as well as futures, options, and other derivatives to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs.

          When the Portfolio's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Portfolio remained more fully invested in stocks or bonds.

          OTHER TYPES OF INVESTMENTS
          Risk-Managed Large Cap Growth Portfolio invests primarily in domestic equity securities, which may include preferred stocks, common stocks and securities convertible into common or preferred stocks. To a lesser degree, the Portfolio may invest in other types of domestic and foreign securities and use other investment strategies, which are described in the Glossary. These securities (which are described in the Glossary) may include:

          - debt securities

          - indexed/structured securities

          - high-yield/high-risk bonds (less than 20% of the Portfolio's assets)

          - options, futures, forwards, swaps and other types of derivatives and exchange traded funds individually or in combination for hedging purposes (including to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs) or for non-hedging purposes such as seeking to enhance return

 6 Janus Aspen Series

          - short sales (no more than 8% of the Portfolio's assets may be invested in "naked" short sales)

          - securities purchased on a when-issued, delayed delivery or forward commitment basis

          ILLIQUID INVESTMENTS
          The Portfolio may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Portfolio's Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.

          FOREIGN SECURITIES
          Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign equity and debt securities. The Portfolio may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares and passive foreign investment companies.

          SPECIAL SITUATIONS
          The Portfolio may invest in special situations. A special situation arises when, in the opinion of a portfolio manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. The Portfolio's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not attract the expected attention.

          PORTFOLIO TURNOVER
          The Portfolio generally intends to purchase securities for long-term investment, although, to the extent permitted by its specific investment policies, the Portfolio may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. The Portfolio may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover is affected by market conditions, changes in the size of the Portfolio, the nature of the Portfolio's investments and the investment styles of the portfolio managers. Changes are made in the Portfolio's holdings whenever its portfolio managers believe such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

          The rebalancing techniques used by the Risk-Managed Portfolio may result in a higher portfolio turnover compared to a "buy and hold" or index fund strategy. Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in a Portfolio's performance.

              Investment objective, principal investment strategies and risks  7

RISKS

          Because the Portfolio may invest substantially all of its assets in common stocks, the main risk is the risk that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the Portfolio's share price may also decrease. The Portfolio's performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade bonds, initial public offerings
          (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Portfolio with a small asset base. The Portfolio may not experience similar performance as its assets grow.

The following questions and answers are designed to help you better understand some of the risks of investing in the Risk-Managed Large Cap Growth Portfolio.

1. THE PORTFOLIO MAY INVEST IN SMALLER OR NEWER COMPANIES. DOES THIS CREATE ANY SPECIAL RISKS?

          Many attractive investment opportunities may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger or more established companies. Securities of smaller or newer companies may have more limited trading markets than the markets for securities of larger or more established issuers, or may not be publicly traded at all, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative.

2. HOW COULD THE PORTFOLIO'S INVESTMENTS IN FOREIGN SECURITIES AFFECT ITS PERFORMANCE?

          Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because the Portfolio's performance may depend on factors other than the performance of a particular company. These factors include:

          - CURRENCY RISK. As long as the Portfolio holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Portfolio sells a foreign denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar denominated securities of foreign issuers may also be affected by currency risk.

          - POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of the Portfolio's assets from that country.

          - REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

 8 Janus Aspen Series

          - MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions.

          - TRANSACTION COSTS. Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

3. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN HIGH-YIELD/HIGH-RISK BONDS?

          High-yield/high-risk bonds (or "junk" bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor's and Moody's. The value of lower quality bonds generally is more dependent on credit risk and default risk than investment grade bonds. Issuers of high-yield bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer. In addition, the junk bond market can experience sudden and sharp price swings.

          Please refer to the SAI for a description of bond rating categories.

4. HOW DOES THE PORTFOLIO TRY TO REDUCE RISK?

          The Portfolio's subadviser, INTECH, approaches risk management from a perspective that evaluates risk relative to a direct investment in the benchmark index. Risk controls are designed to minimize the risk of significant underperformance relative to the benchmark index.

          The Portfolio normally remains as fully invested as possible and does not seek to lessen the effects of a declining market through hedging or temporary defensive positions. However, it may use futures and options and may invest in exchange traded funds to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs. The Portfolio may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The Portfolio may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The portfolio managers believe the use of these instruments will benefit the Portfolio. However, the Portfolio's performance could be worse than if the Portfolio had not used such instruments if a portfolio manager's judgment proves incorrect.

              Investment objective, principal investment strategies and risks  9

MANAGEMENT OF THE PORTFOLIO
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INVESTMENT ADVISER

          Janus Capital, 100 Fillmore Street, Denver, Colorado 80206-4928, is the investment adviser to the Portfolio and is responsible for the day-to-day management of its investment portfolios and other business affairs of the Portfolio.

          Janus Capital began serving as investment adviser to Janus Fund in 1970 and currently serves as investment adviser to all of the Janus retail funds, acts as sub-adviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts.

          Janus Capital furnishes continuous advice and recommendations concerning the Portfolio's investments. Janus Capital also furnishes certain administrative, compliance and accounting services for the Portfolio, and may be reimbursed by the Portfolio for its costs in providing those services. In addition, Janus Capital employees serve as officers of the Portfolio and Janus Capital provides office space for the Portfolio and pays the salaries, fees and expenses of all Portfolio officers and those Trustees who are affiliated with Janus Capital.

          From their own assets, Janus Capital, Janus Distributors LLC or their affiliates may pay insurance companies, retirement plan service providers, and other financial intermediaries fees for providing recordkeeping, subaccounting and other administrative services to contract owners in connection with investment in the Portfolio. These fees may be in addition to any 12b-1 fees or other fees paid from Portfolio assets to these financial intermediaries.

MANAGEMENT EXPENSES

          The Portfolio pays Janus Capital a management fee which is calculated daily and paid monthly. The Portfolio's advisory agreement spells out the management fee and other expenses that the Portfolio must pay. Janus Capital pays INTECH, a subadvisory fee from its management fee for managing the Portfolio.

          The Shares of the Portfolio incur expenses not assumed by Janus Capital, including the distribution fee, transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and independent Trustees' fees and expenses. The Portfolio is subject to the following management fee schedule (expressed as an annual rate).

                                                       Average Daily
                                                         Net Assets        Annual Rate        Expense Limit
Portfolio                                               of Portfolio      Percentage (%)    Percentage (%)(1)
-------------------------------------------------------------------------------------------------------------
   Risk-Managed Large Cap Growth Portfolio            All Asset Levels         0.65               1.25
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(1) Janus Capital has agreed to limit the Portfolio's expenses (excluding the distribution fee, brokerage commissions, interest, taxes and extraordinary expenses) as indicated until at least the next annual renewal of the advisory agreements.

 10 Janus Aspen Series

SUBADVISER

          ENHANCED INVESTMENT TECHNOLOGIES, LLC ("INTECH") serves as subadviser to Risk-Managed Large Cap Growth Portfolio. INTECH, 2401 PGA Boulevard, Suite 200, Palm Beach Gardens, Florida 33410, also serves as investment adviser to separately managed accounts. As subadviser, INTECH provides day-to-day management of the investment operations of the Risk-Managed Large Cap Growth Portfolio. As of December 31, 2002, Janus Capital indirectly owns 50.1% of the outstanding voting shares of INTECH.

                                                 Management of the Portfolio  11

INTECH PORTFOLIO MANAGERS

            No one person of the investment team is primarily responsible for implementing the investment strategies of the Risk-Managed Large Cap Growth Portfolio. The team of investment professionals at INTECH work together to implement the mathematical portfolio management process. E. Robert Fernholz is Chief Investment Officer of INTECH. Dr. Fernholz joined INTECH in June of 1987, and was formerly Director of Research at Metropolitan Securities. He received his A.B. in Mathematics from Princeton University and his Ph.D. in Mathematics from Columbia University. He has held various academic positions in Mathematics and Statistics at Princeton University, City University of New York, Universidad de Buenos Aires and University of Washington. Dr. Fernholz published a paper in the May 1982 Journal of Finance that became the basis for INTECH's portfolio process. He has 21 years of investment experience.

 12 Janus Aspen Series

OTHER INFORMATION
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          DISTRIBUTION FEE

          Under a distribution and service plan adopted in accordance with Rule 12b-1 under the 1940 Act, the Shares may pay Janus Distributors LLC, the Portfolio's distributor, a fee at an annual rate of up to 0.25% of the average daily net assets of the Shares of the Portfolio. Under the terms of the Plan, the Portfolio is authorized to make payments to Janus Distributors LLC for remittance to insurance companies and qualified plan service providers as compensation for distribution and shareholder servicing performed by such entities. Because 12b-1 fees are paid out of the Shares' assets on an ongoing basis, they will increase the cost of your investment and may cost you more than paying other types of sales charges.

          CONFLICTS OF INTEREST

          The Shares offered by this Prospectus are available only to variable annuity and variable life separate accounts of insurance companies that are unaffiliated with Janus Capital and to certain qualified retirement plans. Although the Portfolio does not currently anticipate any disadvantages to policy owners because the Portfolio offers its Shares to such entities, there is a possibility that a material conflict may arise. The Trustees monitor events in order to identify any disadvantages or material irreconcilable conflicts and to determine what action, if any, should be taken in response. If a material disadvantage or conflict occurs, the Trustees may require one or more insurance company separate accounts or qualified plans to withdraw its investments in the Portfolio or substitute Shares of another Portfolio. If this occurs, the Portfolio may be forced to sell its securities at disadvantageous prices. In addition, the Trustees may refuse to sell Shares of the Portfolio to any separate account or qualified plan or may suspend or terminate the offering of the Portfolio's Shares if such action is required by law or regulatory authority or is in the best interests of the Portfolio's shareholders. It is possible that a qualified plan investing in the Portfolio could lose its qualified plan status under the Internal Revenue Code, which could have adverse tax consequences on insurance company separate accounts investing in the Portfolio. Janus Capital intends to monitor such qualified plans and the Portfolio may discontinue sales to a qualified plan and require plan participants with existing investments in the Portfolio to redeem those investments if a plan loses (or in the opinion of Janus Capital is at risk of losing) its qualified plan status.

          DISTRIBUTION OF THE PORTFOLIO

          The Portfolio is distributed by Janus Distributors LLC, which is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.

                                                           Other information  13

DISTRIBUTIONS AND TAXES
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DISTRIBUTIONS

          To avoid taxation of the Portfolio, the Internal Revenue Code requires the Portfolio to distribute net income and any net gains realized on its investments at least annually. The Portfolio's income from dividends and interest and any net realized short-term gains are paid to shareholders as ordinary income dividends. Net realized long-term gains are paid to shareholders as capital gains distributions.

          DISTRIBUTION SCHEDULE

          Dividends for the Portfolio are normally declared and distributed in June and December. Capital gains are normally declared and distributed in June for the Portfolio.

          HOW DISTRIBUTIONS AFFECT THE PORTFOLIO'S NAV

          Distributions, other than daily income dividends, are paid to shareholders as of the record date of the distribution of the Portfolio, regardless of how long the shares have been held. Undistributed income and realized gains are included in the daily NAV of the Portfolio's Shares. The Share price of the Portfolio drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, the Shares of Risk-Managed Large Cap Growth Portfolio declared a dividend in the amount of $0.25 per share. If the price of Risk-Managed Large Cap Growth Portfolio's Shares was $10.00 on December 30, the share price on December 31 would be $9.75, barring market fluctuations.

TAXES

          TAXES ON DISTRIBUTIONS

          Because Shares of the Portfolio may be purchased only through variable insurance contracts and qualified plans, it is anticipated that any income dividends or capital gains distributions made by the Shares of the Portfolio will be exempt from current taxation if left to accumulate within the variable insurance contract or qualified plan. Generally, withdrawals from such contracts or plans may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax. The tax status of your investment depends on the features of your qualified plan or variable insurance contract. Further information may be found in your plan documents or in the prospectus of the separate account offering such contract.

          TAXATION OF THE PORTFOLIO

          Dividends, interest and some gains received by the Portfolio on foreign securities may be subject to tax withholding or other foreign taxes. The Portfolio may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Portfolio.

          The Portfolio does not expect to pay any federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code. In addition, because the Shares of the Portfolio are sold in connection with variable insurance contracts, the Portfolio intends to qualify under the Internal Revenue Code with respect to the diversification requirements related to the tax-deferred status of insurance company separate accounts.

 14 Janus Aspen Series

SHAREHOLDER'S GUIDE
--------------------------------------------------------------------------------

          INVESTORS MAY NOT PURCHASE OR REDEEM SHARES OF THE PORTFOLIO DIRECTLY. SHARES MAY BE PURCHASED OR REDEEMED ONLY THROUGH VARIABLE INSURANCE CONTRACTS OFFERED BY THE SEPARATE ACCOUNTS OF PARTICIPATING INSURANCE COMPANIES OR THROUGH QUALIFIED RETIREMENT PLANS. REFER TO THE PROSPECTUS FOR THE PARTICIPATING INSURANCE COMPANY'S SEPARATE ACCOUNT OR YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON PURCHASING OR SELLING OF VARIABLE INSURANCE CONTRACTS AND ON HOW TO SELECT THE PORTFOLIO AS AN INVESTMENT OPTION FOR A CONTRACT OR A QUALIFIED PLAN.

PRICING OF PORTFOLIO SHARES

          Investments will be processed at the NAV next calculated after an order is received and accepted by the Portfolio or its agent. In order to receive a day's price, your order must be received by the close of the regular trading session of the New York Stock Exchange. Securities of the Portfolio are valued at market value or, if a market quotation is not readily available, at their fair value determined in good faith under procedures established by and under the supervision of the Trustees. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value.

          Because foreign securities markets may operate on days that are not business days in the United States, the value of the Portfolio's holdings may change on days when you will not be able to purchase or redeem the Portfolio's Shares.

PURCHASES

          Purchases of Shares may be made only by the separate accounts of insurance companies for the purpose of funding variable insurance contracts or by qualified plans. Refer to the prospectus of the appropriate insurance company separate account or your plan documents for information on how to invest in the Shares of the Portfolio. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio's behalf.

          The Portfolio is not intended for excessive trading or market timing. Excessive purchases of Portfolio Shares disrupt portfolio management and drive Portfolio expenses higher. The Portfolio reserves the right to reject any specific purchase order, including exchange purchases, for any reason. For example, purchase orders may be refused if the Portfolio would be unable to invest the money effectively in accordance with its investment policies or would otherwise be adversely affected due to the size of the transaction, frequency of trading or other factors. The Portfolio may also suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges. For more information about the Portfolio's policy on market timing, see "Excessive Trading" on the next page.

          Although there is no present intention to do so, the Portfolio may discontinue sales of its Shares if management and the Trustees believe that continued sales may adversely affect the Portfolio's ability to achieve its investment objective. If sales of the Portfolio's Shares are discontinued, it is expected that existing policy owners and plan participants invested in the Portfolio would be permitted to continue to authorize investment in the Portfolio and to reinvest any dividends or capital gains distributions, absent highly unusual circumstances.

          The Portfolio may discontinue sales to a qualified plan and require plan participants with existing investments in the Shares to redeem those investments if the plan loses (or in the opinion of Janus Capital, is at risk of losing) its qualified plan status.

                                                         Shareholder's guide  15

REDEMPTIONS

          Redemptions, like purchases, may be effected only through the separate accounts of participating insurance companies or through qualified plans. Please refer to the appropriate separate account prospectus or plan documents for details.

          Shares of the Portfolio may be redeemed on any business day. Redemptions are processed at the NAV next calculated after receipt and acceptance of the redemption order by the Portfolio or its agent. Redemption proceeds will normally be wired the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.

EXCESSIVE TRADING

          Frequent trading into and out of the Portfolio can disrupt portfolio investment strategies and increase portfolio expenses for all shareholders, including long-term shareholders who do not generate these costs. The Portfolio is not intended for market timing or excessive trading. The Portfolio and its agents reserve the right to reject any purchase request (including exchange purchases if permitted by your insurance company or plan sponsor) by any investor or group of investors indefinitely if they believe that any combination of trading activity in the account(s) is attributable to market timing or is otherwise excessive or potentially disruptive to the Portfolio. The Portfolio may refuse purchase orders (including exchange purchases) for any reason without prior notice, particularly orders that the Portfolio believes are made on behalf of market timers.

          The trading history of accounts under common ownership or control may be considered in enforcing these policies. Transactions placed through the same insurance company or plan sponsor on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by the Portfolio. Transactions accepted by your insurance company or plan sponsor in violation of our excessive trading policy are not deemed accepted by the Portfolio and may be cancelled or revoked by the Portfolio on the next business day following receipt by your intermediary.

SHAREHOLDER COMMUNICATIONS

          Shareholders will receive annual and semiannual reports including the financial statements of the Shares of the Portfolio that they have authorized for investment. Each report will show the investments owned by the Portfolio and the market values thereof, as well as other information about the Portfolio and its operations. The Portfolio's fiscal year ends December 31.

 16 Janus Aspen Series

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

          No financial highlights are presented for the Portfolio because it did not commence operations until December 31, 2002.

                                                        Financial highlights  17

GLOSSARY OF INVESTMENT TERMS
--------------------------------------------------------------------------------

          This glossary provides a more detailed description of some of the types of securities, investment strategies and other instruments in which the Portfolio may invest. The Portfolio may invest in these instruments to the extent permitted by its investment objective and policies. The Portfolio is not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

I. EQUITY AND DEBT SECURITIES

          BONDS are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

          COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. The Portfolio may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

          COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

          CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

          DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

          DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts) and broker-dealers (depositary shares).

          EQUITY SECURITIES generally include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks; warrants to purchase common or preferred stocks; and other securities with equity characteristics.

          EXCHANGE TRADED FUNDS are index-based investment companies which hold substantially all of their assets in securities with equity characteristics. As a shareholder of another investment company, the Portfolio would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Portfolio bears directly in connection with its own operations.

          FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short-and long-term government, corporate and municipal obligations that pay a specified rate of interest, dividends or coupons for a specified period of time. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

          HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's and Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "noninvestment grade bonds" and "junk bonds."

          MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced

 18 Janus Aspen Series
          or paid off prior to their maturities during periods of declining interest rates. In that case, a portfolio manager may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

          PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. To avoid taxes and interest that the Portfolio must pay if these investments are profitable, the Portfolio may make various elections permitted by the tax laws. These elections could require that the Portfolio recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

          PAY-IN-KIND BONDS are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

          PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

          RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

          STANDBY COMMITMENTS are obligations purchased by the Portfolio from a dealer that give the Portfolio the option to sell a security to the dealer at a specified price.

          STEP COUPON BONDS are debt securities that trade at a discount from their face value and pay coupon interest. The discount from the face value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer.

          STRIP BONDS are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

          TENDER OPTION BONDS are generally long-term securities that are coupled with an option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and receive the face value of the bond. This type of security is commonly used as a means of enhancing the security's liquidity.

          U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. government securities also include indirect obligations of the U.S. government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

          VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest

                                                Glossary of investment terms  19
          rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

          WARRANTS are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

          ZERO COUPON BONDS are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

II. FUTURES, OPTIONS AND OTHER DERIVATIVES

          FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange traded and are typically negotiated on an individual basis. The Portfolio may enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

          FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Portfolio may buy and sell futures contracts on foreign currencies, securities and financial indices including indices of U.S. government, foreign government, equity or fixed-income securities. The Portfolio may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

          INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. The Portfolio bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

          INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

          INVERSE FLOATERS are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset the interest rate payable on a security may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security's market value.

          OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. The Portfolio may purchase and write put and call options on securities, securities indices and foreign currencies. The Portfolio may purchase or write such options individually or in combination.

 20 Janus Aspen Series

III. OTHER INVESTMENTS, STRATEGIES AND/OR TECHNIQUES

          REPURCHASE AGREEMENTS involve the purchase of a security by the Portfolio and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Portfolio at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Portfolio will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

          REVERSE REPURCHASE AGREEMENTS involve the sale of a security by the Portfolio to another party (generally a bank or dealer) in return for cash and an agreement by the Portfolio to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

          SHORT SALES in which the Portfolio may engage may be of two types, short sales "against the box" or "naked" short sales. Short sales against the box involve selling either a security that the Portfolio owns, or a security equivalent in kind or amount to the security sold short that the Portfolio has the right to obtain, for delivery at a specified date in the future. Naked short sales involve selling a security that the Portfolio borrows and does not own. The Portfolio may enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Portfolio loses the opportunity to participate in the gain. For "naked" short sales, the Portfolio will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale and if the price declines during this period, the Portfolio will realize a short-term capital gain. Although the Portfolio's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.

          WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Portfolio does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner.

                                                Glossary of investment terms  21

                     You can request other information,
                     including a Statement of Additional
                     Information, Annual Report or
                     Semiannual Report (as they become
                     available), free of charge, by
                     contacting your plan sponsor or
                     visiting our Web site at janus.com.
                     Other information is also available
                     from financial intermediaries that
                     sell Shares of the Portfolio.

                     The Statement of Additional
                     Information provides detailed
                     information about the Portfolio and is
                     incorporated into this Prospectus by
                     reference. You may review and copy
                     information about the Portfolio
                     (including the Portfolio's Statement
                     of Additional Information) at the
                     Public Reference Room of the SEC or
                     get text only copies, after paying a
                     duplicating fee, by sending an
                     electronic request by e-mail to
                     publicinfo@sec.gov or by writing to or
                     calling the Public Reference Room,
                     Washington, D.C. 20549-0102
                     (1-202-942-8090). You may also obtain
                     reports and other information about
                     the Portfolio from the Electronic Data
                     Gathering Analysis and Retrieval
                     (EDGAR) Database on the SEC's Web site
                     at http://www.sec.gov.

                                  [JANUS LOGO]

                                        www.janus.com

                                        100 Fillmore Street
                                        Denver, CO 80206-4928
                                        1-800-525-0020

                    Investment Company Act File No. 811-7736

                                         December 31, 2002

                               JANUS ASPEN SERIES
                                 SERVICE SHARES
                     RISK-MANAGED LARGE CAP CORE PORTFOLIO

                                   Prospectus

     The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

[JANUS LOGO]

                This prospectus describes Risk-Managed Large Cap Core Portfolio (the "Portfolio"). Janus Capital Management LLC ("Janus Capital") serves as investment adviser to the Portfolio. Risk-Managed Large Cap Core Portfolio is subadvised by Enhanced Investment Technologies, LLC ("INTECH"). This Janus Aspen Series Portfolio currently offers one class of shares. The Service Shares (the "Shares"), are offered by this prospectus in connection with investment in and payments under variable annuity contracts and variable life insurance contracts (collectively, "variable insurance contracts"), as well as certain qualified retirement plans.

                Janus Aspen Series sells and redeems its Shares at net asset value without sales charges, commissions or redemption fees. Each variable insurance contract involves fees and expenses that are not described in this Prospectus. The Portfolio may not be available in connection with a particular contract and certain contracts may limit allocations among the Portfolio. See the accompanying contract prospectus for information regarding contract fees and expenses and any restrictions on purchases or allocations.

                This prospectus contains information that a prospective purchaser of a variable insurance contract or plan participant should consider in conjunction with the accompanying separate account prospectus of the specific insurance company product before allocating purchase payments or premiums to the Portfolio.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                RISK/RETURN SUMMARY
                   Risk-Managed Large Cap Core Portfolio....................    2
                   Fees and expenses........................................    4

                INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND
                RISKS
                   Risk-Managed Large Cap Core Portfolio....................    5
                   General portfolio policies...............................    6
                   Risks....................................................    7

                MANAGEMENT OF THE PORTFOLIO
                   Investment adviser.......................................   10
                   Management expenses......................................   10
                   Subadviser...............................................   11
                   INTECH Portfolio managers................................   12

                OTHER INFORMATION...........................................   13

                DISTRIBUTIONS AND TAXES
                   Distributions............................................   14
                   Taxes....................................................   14

                SHAREHOLDER'S GUIDE
                   Pricing of portfolio shares..............................   15
                   Purchases................................................   15
                   Redemptions..............................................   16
                   Excessive trading........................................   16
                   Shareholder communications...............................   16

                FINANCIAL HIGHLIGHTS........................................   17

                GLOSSARY OF INVESTMENT TERMS
                   Equity and debt securities...............................   18
                   Futures, options and other derivatives...................   20
                   Other investments, strategies and/or techniques..........   21

                                                            Table of contents  1

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

RISK-MANAGED LARGE CAP CORE PORTFOLIO

          Risk-Managed Large Cap Core Portfolio is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.

1. WHAT IS THE INVESTMENT OBJECTIVE OF RISK-MANAGED LARGE CAP CORE PORTFOLIO?

--------------------------------------------------------------------------------
          RISK-MANAGED PORTFOLIO - SUBADVISED BY INTECH

          - RISK-MANAGED LARGE CAP CORE PORTFOLIO seeks long-term growth of capital.

          The Portfolio's objective and principal investment policies are non-fundamental policies, which means the Portfolio's Trustees may change the objective or the Portfolio's principal investment policies without a shareholder vote. The Portfolio will notify you at least 60 days before making any changes to its objective or principal investment policies. If there is a material change to the Portfolio's objective or principal investment policies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its objective.

2. WHAT ARE THE MAIN INVESTMENT STRATEGIES OF RISK-MANAGED LARGE CAP CORE PORTFOLIO?

          Within the parameters of its specific investment policies discussed below, the Portfolio may invest without limit in foreign equity and debt securities.

          Within the parameters of its specific investment policies discussed below, the Portfolio will limit its investment in high-yield/high-risk bonds to less than 20% of its net assets.

          RISK-MANAGED LARGE CAP CORE PORTFOLIO - SUBADVISED BY INTECH

          RISK-MANAGED LARGE CAP CORE PORTFOLIO pursues its objective by applying a mathematical portfolio management process to construct an investment portfolio from a universe of common stocks within its benchmark indices. The mathematical process uses the natural tendency of stock prices to vary over time (volatility) in determining the selection of securities and their weightings in the Portfolio's holdings. The primary aim of the strategies is to outperform their benchmark index. They pursue this goal by constructing portfolios of stocks with higher average stock volatility than the Portfolio's benchmark index and combining those stocks in a manner that the subadviser believes does not increase the overall portfolio volatility above that of the benchmark index. INTECH seeks to select stocks with higher average volatility than the benchmark by reviewing historical stock prices and estimating future volatility. More volatile stocks may tend to reside on the smaller cap end of the index. The Risk-Managed Portfolio's subadviser approaches risk management from a perspective that evaluates risk relative to a direct investment in the benchmark index. Risk controls are designed to minimize the risk of significant underperformance relative to the benchmark index.

          RISK-MANAGED LARGE CAP CORE PORTFOLIO invests, under normal circumstances, at least 80% of its assets in common stocks of large-sized companies. Large-sized companies are those whose market capitalization falls within the range of companies in the Russell 1000 Index, at the time of purchase. The Portfolio invests primarily in stocks selected for their growth potential. The Portfolio generally invests from the universe of the Fund's benchmark, which is the S&P 500 Index.

          For purposes of the Portfolio's 80% policies, net assets will take into account borrowings for investment purposes.

 2 Janus Aspen Series

3. WHAT ARE THE MAIN RISKS OF INVESTING IN RISK-MANAGED LARGE CAP CORE
   PORTFOLIO?

          The biggest risk is that the Portfolio's returns may vary, and you could lose money. Risk-Managed Large Cap Core Portfolio is designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings. Common stocks tend to be more volatile than other investment choices.

          The value of the Portfolio's holdings may decrease if the value of an individual company in the Portfolio decreases or if a portfolio manager's belief about a company's intrinsic worth is incorrect. The value of the Portfolio's holdings could also decrease if the stock market goes down. If the value of the Portfolio's holdings decreases, the Portfolio's net asset value (NAV) will also decrease, which means if you sell your shares in the Portfolio you may get back less money.

          FOR THE RISK-MANAGED LARGE CAP CORE PORTFOLIO, the proprietary mathematical process used by INTECH may not achieve the desired results. Additionally, the rebalancing techniques used by INTECH may result in a higher portfolio turnover rate and related expenses compared to a "buy and hold" or index fund strategy. There is a risk that if INTECH's method of identifying stocks with higher volatility than the benchmark or their method of identifying stocks that tend to move in the same or opposite direction does not result in selecting stocks with continuing volatility and covariance as anticipated, the Portfolio may not outperform the benchmark indexes.

          An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

          Since the Portfolio described in this Prospectus did not commence operations until December 31, 2002, performance information is not included for the Portfolio. The performance of the Portfolio will be compared to the following benchmark:

              - Risk-Managed Large Cap Core Portfolio - S&P 500 Index

                                                          Risk/return summary  3

FEES AND EXPENSES

          SHAREHOLDER FEES, such as sales loads, redemption fees or exchange fees, are charged directly to an investor's account. The Portfolio is a no-load investment, so you will generally not pay any shareholder fees when you buy or sell shares of the Portfolio. However, each variable insurance contract involves fees and expenses not described in this Prospectus. See the accompanying contract prospectus for information regarding contract fees and expenses and any restrictions on purchases or allocations.

          ANNUAL FUND OPERATING EXPENSES are paid out of the Portfolio's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example below shows, these costs are borne indirectly by all shareholders.

          This table and example are designed to assist participants in qualified plans that invest in the Shares of the Portfolio in understanding the fees and expenses that you may pay as an investor in the Shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE SHARES SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

                                                                               Distribution
                                                                  Management     (12b-1)       Other       Total Annual Fund
                                                                     Fee         Fees(1)      Expenses   Operating Expenses(2)
    Risk-Managed Large Cap Core Portfolio                            .65%          .25%         .44%             1.34%

   (1) Because the 12b-1 fee is charged as an annual, ongoing fee, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.

   (2) Expenses are based upon the estimated expenses the Portfolio expects to incur during its initial fiscal year. Included in Other Expenses is a service fee of 0.10% of the average daily net assets to compensate Janus Services for providing, or arranging for the provision of recordkeeping, subaccounting and administrative services to retirement or pension plan participants, variable contract owners or other underlying investors investing through institutional channels.

   EXAMPLE:
   This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio's operating expenses remain the same. Since no sales load applies, the results apply whether or not you redeem your investment at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                  1 Year     3 Years
                                                                  ------------------
    Risk-Managed Large Cap Core Portfolio                          $136       $425

 4 Janus Aspen Series

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

THE PORTFOLIO

          This section takes a closer look at the investment objective of Risk-Managed Large Cap Core Portfolio, its principal investment strategies and certain risks of investing in the Risk-Managed Large Cap Core Portfolio. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote.

          Please carefully review the "Risks" section of this Prospectus for a discussion of risks associated with certain investment techniques. We've also included a Glossary with descriptions of investment terms used throughout this Prospectus.

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

RISK-MANAGED PORTFOLIO - SUBADVISED BY INTECH

          RISK-MANAGED LARGE CAP CORE PORTFOLIO
          Risk-Managed Large Cap Core Portfolio seeks long-term growth of capital. It pursues its objective by investing, under normal circumstances, at least 80% of its assets in common stocks of large-sized companies. Large-sized companies are those whose market capitalization falls within the range of companies in the Russell 1000 Index, at the time of purchase. The Portfolio invests primarily in stocks selected for their growth potential. The Portfolio generally invests from the universe of the Portfolio's benchmark, which is the S&P 500 Index.

The following questions and answers are designed to help you better understand Risk-Managed Large Cap Core Portfolio's principal investment strategies.

1. HOW ARE COMMON STOCKS SELECTED BY INTECH FOR THE RISK-MANAGED LARGE CAP CORE PORTFOLIO?

          INTECH applies a mathematical portfolio management process to construct an investment portfolio for the Portfolio. INTECH developed the formulas underlying this mathematical process.

          The mathematical process is designed to take advantage of market volatility (variation in stock prices), rather than using research or market/economic trends to predict the future returns of stocks. The process seeks to generate a return in excess of each Portfolio's benchmark over the long term, while controlling the risk relative to the benchmark. The mathematical process involves:

          - selecting stocks primarily from stocks within a Portfolio's benchmark;

          - periodically determining an optimal weighting of these stocks and rebalancing to the optimal weighting; and

          - monitoring the total risk and volatility of a Portfolio's holdings with respect to the benchmark index.

          INTECH seeks to outperform the benchmark index through its mathematical process. INTECH seeks to identify those stocks in a manner that does not increase the overall portfolio volatility above that of the benchmark index. More volatile stocks may tend to reside on the smaller cap end of the benchmark index. INTECH employs risk controls designed to minimize the risk of significant under performance relative to the benchmark index.

          The Portfolio may use exchange traded funds as well as futures, options and other derivatives to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs.

2. ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?

          Generally, yes. The portfolio managers seek companies that meet their selection criteria, regardless of where a company is located. Foreign securities are generally selected on a stock-by-stock basis without

              Investment objective, principal investment strategies and risks 5 regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Portfolio may invest and the Portfolio may at times have significant foreign exposure.

3. WHAT DOES "MARKET CAPITALIZATION" MEAN?

          Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. As noted previously, market capitalization is an important investment criteria for the Portfolio offered by this Prospectus.

GENERAL PORTFOLIO POLICIES

          The percentage limitations included in these policies and elsewhere in this Prospectus apply at the time of purchase of a security. So, for example, if the Portfolio exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

          CASH POSITION
          The Risk-Managed Large Cap Core Portfolio subadvised by INTECH normally remains as fully invested as possible and does not seek to lessen the effects of a declining market through hedging or temporary defensive positions. The Portfolio may use exchange traded funds as well as futures, options, and other derivatives to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs.

          When the Portfolio's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Portfolio remained more fully invested in stocks or bonds.

          OTHER TYPES OF INVESTMENTS
          Risk-Managed Large Cap Core Portfolio invests primarily in domestic equity securities, which may include preferred stocks, common stocks and securities convertible into common or preferred stocks. To a lesser degree, the Portfolio may invest in other types of domestic and foreign securities and use other investment strategies, which are described in the Glossary. These securities (which are described in the Glossary) may include:

          - debt securities

          - indexed/structured securities

          - high-yield/high-risk bonds (less than 20% of the Portfolio's assets)

          - options, futures, forwards, swaps and other types of derivatives and exchange traded funds individually or in combination for hedging purposes (including to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs) or for non-hedging purposes such as seeking to enhance return

          - short sales (no more than 8% of the Portfolio's assets may be invested in "naked" short sales)

          - securities purchased on a when-issued, delayed delivery or forward commitment basis

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          ILLIQUID INVESTMENTS
          The Portfolio may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Portfolio's Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.

          FOREIGN SECURITIES
          Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign equity and debt securities. The Portfolio may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares and passive foreign investment companies.

          SPECIAL SITUATIONS
          The Portfolio may invest in special situations. A special situation arises when, in the opinion of a portfolio manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. The Portfolio's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not attract the expected attention.

          PORTFOLIO TURNOVER
          The Portfolio generally intends to purchase securities for long-term investment, although, to the extent permitted by its specific investment policies, the Portfolio may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. The Portfolio may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover is affected by market conditions, changes in the size of the Portfolio, the nature of the Portfolio's investments and the investment styles of the portfolio managers. Changes are made in the Portfolio's holdings whenever its portfolio managers believe such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

          The rebalancing techniques used by the Risk-Managed Portfolio may result in a higher portfolio turnover compared to a "buy and hold" or index fund strategy. Increased portfolio turnover may result in higher costs for brokerage commissions, dealer mark-ups and other transaction costs and may also result in taxable capital gains. Higher costs associated with increased portfolio turnover may offset gains in a Portfolio's performance.

RISKS

          Because the Portfolio may invest substantially all of its assets in common stocks, the main risk is the risk that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the Portfolio's share price may

              Investment objective, principal investment strategies and risks 7 also decrease. The Portfolio's performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade bonds, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Portfolio with a small asset base. The Portfolio may not experience similar performance as its assets grow.

The following questions and answers are designed to help you better understand some of the risks of investing in Risk-Managed Large Cap Core Portfolio.

1. THE PORTFOLIO MAY INVEST IN SMALLER OR NEWER COMPANIES. DOES THIS CREATE ANY SPECIAL RISKS?

          Many attractive investment opportunities may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger or more established companies. Securities of smaller or newer companies may have more limited trading markets than the markets for securities of larger or more established issuers, or may not be publicly traded at all, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative.

2. HOW COULD THE PORTFOLIO'S INVESTMENTS IN FOREIGN SECURITIES AFFECT ITS PERFORMANCE?

          Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because the Portfolio's performance may depend on factors other than the performance of a particular company. These factors include:

          - CURRENCY RISK. As long as the Portfolio holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Portfolio sells a foreign denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar denominated securities of foreign issuers may also be affected by currency risk.

          - POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of the Portfolio's assets from that country.

          - REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

          - MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions.

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          - TRANSACTION COSTS. Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

3. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN HIGH-YIELD/HIGH-RISK BONDS?

          High-yield/high-risk bonds (or "junk" bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor's and Moody's. The value of lower quality bonds generally is more dependent on credit risk and default risk than investment grade bonds. Issuers of high-yield bonds may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer. In addition, the junk bond market can experience sudden and sharp price swings.

          Please refer to the SAI for a description of bond rating categories.

4. HOW DOES THE PORTFOLIO TRY TO REDUCE RISK?

          The Portfolio's subadviser, INTECH, approaches risk management from a perspective that evaluates risk relative to a direct investment in the benchmark index. Risk controls are designed to minimize the risk of significant underperformance relative to the benchmark index.

          The Portfolio normally remains as fully invested as possible and does not seek to lessen the effects of a declining market through hedging or temporary defensive positions. However, it may use futures and options and may invest in exchange traded funds to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs. The Portfolio may use futures, options, swaps and other derivative instruments to "hedge" or protect the portfolio from adverse movements in securities prices and interest rates. The Portfolio may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The portfolio managers believe the use of these instruments will benefit the Portfolio. However, the Portfolio's performance could be worse than if the Portfolio had not used such instruments if a portfolio manager's judgment proves incorrect.

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MANAGEMENT OF THE PORTFOLIO
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INVESTMENT ADVISER

          Janus Capital, 100 Fillmore Street, Denver, Colorado 80206-4928, is the investment adviser to the Portfolio and is responsible for the day-to-day management of its investment portfolios and other business affairs of the Portfolio.

          Janus Capital began serving as investment adviser to Janus Fund in 1970 and currently serves as investment adviser to all of the Janus retail funds, acts as sub-adviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts.

          Janus Capital furnishes continuous advice and recommendations concerning the Portfolio's investments. Janus Capital also furnishes certain administrative, compliance and accounting services for the Portfolio, and may be reimbursed by the Portfolio for its costs in providing those services. In addition, Janus Capital employees serve as officers of the Portfolio and Janus Capital provides office space for the Portfolio and pays the salaries, fees and expenses of all Portfolio officers and those Trustees who are affiliated with Janus Capital.

          From their own assets, Janus Capital, Janus Distributors LLC or their affiliates may pay insurance companies, retirement plan service providers, and other financial intermediaries fees for providing recordkeeping, subaccounting and other administrative services to contract owners in connection with investment in the Portfolio. These fees may be in addition to any 12b-1 fees or other fees paid from Portfolio assets to these financial intermediaries.

MANAGEMENT EXPENSES

          The Portfolio pays Janus Capital a management fee which is calculated daily and paid monthly. The Portfolio's advisory agreement spells out the management fee and other expenses that the Portfolio must pay. Janus Capital pays INTECH, a subadvisory fee from its management fee for managing the Portfolio.

          The Shares of the Portfolio incur expenses not assumed by Janus Capital, including the distribution fee, transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and independent Trustees' fees and expenses. The Portfolio is subject to the following management fee schedule (expressed as an annual rate).

                                                       Average Daily
                                                         Net Assets        Annual Rate        Expense Limit
Portfolio                                               of Portfolio      Percentage (%)    Percentage (%)(1)
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   Risk-Managed Large Cap Core Portfolio              All Asset Levels         0.65               1.25
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(1) Janus Capital has agreed to limit the Portfolio's expenses (excluding the distribution fee, brokerage commissions, interest, taxes and extraordinary expenses) as indicated until at least the next annual renewal of the advisory agreements.

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SUBADVISER

          ENHANCED INVESTMENT TECHNOLOGIES, LLC ("INTECH") serves as subadviser to Risk-Managed Large Cap Core Portfolio. INTECH, 2401 PGA Boulevard, Suite 200, Palm Beach Gardens, Florida 33410, also serves as investment adviser to separately managed accounts. As subadviser, INTECH provides day-to-day management of the investment operations of the Risk-Managed Large Cap Core Portfolio. As of December 31, 2002, Janus Capital indirectly owns 50.1% of the outstanding voting shares of INTECH.

                                                 Management of the Portfolio  11

INTECH PORTFOLIO MANAGERS

            No one person of the investment team is primarily responsible for implementing the investment strategies of the Risk-Managed Large Cap Core Portfolio. The team of investment professionals at INTECH work together to implement the mathematical portfolio management process. E. Robert Fernholz is Chief Investment Officer of INTECH. Dr. Fernholz joined INTECH in June of 1987, and was formerly Director of Research at Metropolitan Securities. He received his A.B. in Mathematics from Princeton University and his Ph.D. in Mathematics from Columbia University. He has held various academic positions in Mathematics and Statistics at Princeton University, City University of New York, Universidad de Buenos Aires and University of Washington. Dr. Fernholz published a paper in the May 1982 Journal of Finance that became the basis for INTECH's portfolio process. He has 21 years of investment experience.

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OTHER INFORMATION
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          DISTRIBUTION FEE

          Under a distribution and service plan adopted in accordance with Rule 12b-1 under the 1940 Act, the Shares may pay Janus Distributors LLC, the Portfolio's distributor, a fee at an annual rate of up to 0.25% of the average daily net assets of the Shares of the Portfolio. Under the terms of the Plan, the Portfolio is authorized to make payments to Janus Distributors LLC for remittance to insurance companies and qualified plan service providers as compensation for distribution and shareholder servicing performed by such entities. Because 12b-1 fees are paid out of the Shares' assets on an ongoing basis, they will increase the cost of your investment and may cost you more than paying other types of sales charges.

          CONFLICTS OF INTEREST

          The Shares offered by this Prospectus are available only to variable annuity and variable life separate accounts of insurance companies that are unaffiliated with Janus Capital and to certain qualified retirement plans. Although the Portfolio does not currently anticipate any disadvantages to policy owners because the Portfolio offers its Shares to such entities, there is a possibility that a material conflict may arise. The Trustees monitor events in order to identify any disadvantages or material irreconcilable conflicts and to determine what action, if any, should be taken in response. If a material disadvantage or conflict occurs, the Trustees may require one or more insurance company separate accounts or qualified plans to withdraw its investments in the Portfolio or substitute Shares of another Portfolio. If this occurs, the Portfolio may be forced to sell its securities at disadvantageous prices. In addition, the Trustees may refuse to sell Shares of the Portfolio to any separate account or qualified plan or may suspend or terminate the offering of the Portfolio's Shares if such action is required by law or regulatory authority or is in the best interests of the Portfolio's shareholders. It is possible that a qualified plan investing in the Portfolio could lose its qualified plan status under the Internal Revenue Code, which could have adverse tax consequences on insurance company separate accounts investing in the Portfolio. Janus Capital intends to monitor such qualified plans and the Portfolio may discontinue sales to a qualified plan and require plan participants with existing investments in the Portfolio to redeem those investments if a plan loses (or in the opinion of Janus Capital is at risk of losing) its qualified plan status.

          DISTRIBUTION OF THE PORTFOLIO

          The Portfolio is distributed by Janus Distributors LLC, which is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.

                                                           Other information  13

DISTRIBUTIONS AND TAXES
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DISTRIBUTIONS

          To avoid taxation of the Portfolio, the Internal Revenue Code requires the Portfolio to distribute net income and any net gains realized on its investments at least annually. The Portfolio's income from dividends and interest and any net realized short-term gains are paid to shareholders as ordinary income dividends. Net realized long-term gains are paid to shareholders as capital gains distributions.

          DISTRIBUTION SCHEDULE

          Dividends for the Portfolio are normally declared and distributed in June and December. Capital gains are normally declared and distributed in June for the Portfolio.

          HOW DISTRIBUTIONS AFFECT THE PORTFOLIO'S NAV

          Distributions, other than daily income dividends, are paid to shareholders as of the record date of the distribution of the Portfolio, regardless of how long the shares have been held. Undistributed income and realized gains are included in the daily NAV of the Portfolio's Shares. The Share price of the Portfolio drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, the Shares of Risk-Managed Large Cap Core Portfolio declared a dividend in the amount of $0.25 per share. If the price of Risk-Managed Large Cap Core Portfolio's Shares was $10.00 on December 30, the share price on December 31 would be $9.75, barring market fluctuations.

TAXES

          TAXES ON DISTRIBUTIONS

          Because Shares of the Portfolio may be purchased only through variable insurance contracts and qualified plans, it is anticipated that any income dividends or capital gains distributions made by the Shares of the Portfolio will be exempt from current taxation if left to accumulate within the variable insurance contract or qualified plan. Generally, withdrawals from such contracts or plans may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax. The tax status of your investment depends on the features of your qualified plan or variable insurance contract. Further information may be found in your plan documents or in the prospectus of the separate account offering such contract.

          TAXATION OF THE PORTFOLIO

          Dividends, interest and some gains received by the Portfolio on foreign securities may be subject to tax withholding or other foreign taxes. The Portfolio may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Portfolio.

          The Portfolio does not expect to pay any federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code. In addition, because the Shares of the Portfolio are sold in connection with variable insurance contracts, the Portfolio intends to qualify under the Internal Revenue Code with respect to the diversification requirements related to the tax-deferred status of insurance company separate accounts.

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SHAREHOLDER'S GUIDE
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          INVESTORS MAY NOT PURCHASE OR REDEEM SHARES OF THE PORTFOLIO DIRECTLY. SHARES MAY BE PURCHASED OR REDEEMED ONLY THROUGH VARIABLE INSURANCE CONTRACTS OFFERED BY THE SEPARATE ACCOUNTS OF PARTICIPATING INSURANCE COMPANIES OR THROUGH QUALIFIED RETIREMENT PLANS. REFER TO THE PROSPECTUS FOR THE PARTICIPATING INSURANCE COMPANY'S SEPARATE ACCOUNT OR YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON PURCHASING OR SELLING OF VARIABLE INSURANCE CONTRACTS AND ON HOW TO SELECT THE PORTFOLIO AS AN INVESTMENT OPTION FOR A CONTRACT OR A QUALIFIED PLAN.

PRICING OF PORTFOLIO SHARES

          Investments will be processed at the NAV next calculated after an order is received and accepted by the Portfolio or its agent. In order to receive a day's price, your order must be received by the close of the regular trading session of the New York Stock Exchange. Securities of the Portfolio are valued at market value or, if a market quotation is not readily available, at their fair value determined in good faith under procedures established by and under the supervision of the Trustees. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value.

          Because foreign securities markets may operate on days that are not business days in the United States, the value of the Portfolio's holdings may change on days when you will not be able to purchase or redeem the Portfolio's Shares.

PURCHASES

          Purchases of Shares may be made only by the separate accounts of insurance companies for the purpose of funding variable insurance contracts or by qualified plans. Refer to the prospectus of the appropriate insurance company separate account or your plan documents for information on how to invest in the Shares of the Portfolio. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio's behalf.

          The Portfolio is not intended for excessive trading or market timing. Excessive purchases of Portfolio Shares disrupt portfolio management and drive Portfolio expenses higher. The Portfolio reserves the right to reject any specific purchase order, including exchange purchases, for any reason. For example, purchase orders may be refused if the Portfolio would be unable to invest the money effectively in accordance with its investment policies or would otherwise be adversely affected due to the size of the transaction, frequency of trading or other factors. The Portfolio may also suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges. For more information about the Portfolio's policy on market timing, see "Excessive Trading" on the next page.

          Although there is no present intention to do so, the Portfolio may discontinue sales of its Shares if management and the Trustees believe that continued sales may adversely affect the Portfolio's ability to achieve its investment objective. If sales of the Portfolio's Shares are discontinued, it is expected that existing policy owners and plan participants invested in the Portfolio would be permitted to continue to authorize investment in the Portfolio and to reinvest any dividends or capital gains distributions, absent highly unusual circumstances.

          The Portfolio may discontinue sales to a qualified plan and require plan participants with existing investments in the Shares to redeem those investments if the plan loses (or in the opinion of Janus Capital, is at risk of losing) its qualified plan status.

                                                         Shareholder's guide  15

REDEMPTIONS

          Redemptions, like purchases, may be effected only through the separate accounts of participating insurance companies or through qualified plans. Please refer to the appropriate separate account prospectus or plan documents for details.

          Shares of the Portfolio may be redeemed on any business day. Redemptions are processed at the NAV next calculated after receipt and acceptance of the redemption order by the Portfolio or its agent. Redemption proceeds will normally be wired the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.

EXCESSIVE TRADING

          Frequent trading into and out of the Portfolio can disrupt portfolio investment strategies and increase portfolio expenses for all shareholders, including long-term shareholders who do not generate these costs. The Portfolio is not intended for market timing or excessive trading. The Portfolio and its agents reserve the right to reject any purchase request (including exchange purchases if permitted by your insurance company or plan sponsor) by any investor or group of investors indefinitely if they believe that any combination of trading activity in the account(s) is attributable to market timing or is otherwise excessive or potentially disruptive to the Portfolio. The Portfolio may refuse purchase orders (including exchange purchases) for any reason without prior notice, particularly orders that the Portfolio believes are made on behalf of market timers.

          The trading history of accounts under common ownership or control may be considered in enforcing these policies. Transactions placed through the same insurance company or plan sponsor on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by the Portfolio. Transactions accepted by your insurance company or plan sponsor in violation of our excessive trading policy are not deemed accepted by the Portfolio and may be cancelled or revoked by the Portfolio on the next business day following receipt by your intermediary.

SHAREHOLDER COMMUNICATIONS

          Shareholders will receive annual and semiannual reports including the financial statements of the Shares of the Portfolio that they have authorized for investment. Each report will show the investments owned by the Portfolio and the market values thereof, as well as other information about the Portfolio and its operations. The Portfolio's fiscal year ends December 31.

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FINANCIAL HIGHLIGHTS
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          No financial highlights are presented for the Portfolio because it did not commence operations until December 31, 2002.

                                                        Financial highlights  17

GLOSSARY OF INVESTMENT TERMS
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          This glossary provides a more detailed description of some of the types of securities, investment strategies and other instruments in which the Portfolio may invest. The Portfolio may invest in these instruments to the extent permitted by its investment objective and policies. The Portfolio is not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

I. EQUITY AND DEBT SECURITIES

          BONDS are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

          COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. The Portfolio may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

          COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

          CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

          DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

          DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts) and broker-dealers (depositary shares).

          EQUITY SECURITIES generally include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks; warrants to purchase common or preferred stocks; and other securities with equity characteristics.

          EXCHANGE TRADED FUNDS are index-based investment companies which hold substantially all of their assets in securities with equity characteristics. As a shareholder of another investment company, the Portfolio would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Portfolio bears directly in connection with its own operations.

          FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short-and long-term government, corporate and municipal obligations that pay a specified rate of interest, dividends or coupons for a specified period of time. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

          HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's and Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "noninvestment grade bonds" and "junk bonds."

          MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced

 18 Janus Aspen Series
          or paid off prior to their maturities during periods of declining interest rates. In that case, a portfolio manager may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

          PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. To avoid taxes and interest that the Portfolio must pay if these investments are profitable, the Portfolio may make various elections permitted by the tax laws. These elections could require that the Portfolio recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

          PAY-IN-KIND BONDS are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

          PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

          RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

          STANDBY COMMITMENTS are obligations purchased by the Portfolio from a dealer that give the Portfolio the option to sell a security to the dealer at a specified price.

          STEP COUPON BONDS are debt securities that trade at a discount from their face value and pay coupon interest. The discount from the face value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer.

          STRIP BONDS are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

          TENDER OPTION BONDS are generally long-term securities that are coupled with an option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and receive the face value of the bond. This type of security is commonly used as a means of enhancing the security's liquidity.

          U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. government securities also include indirect obligations of the U.S. government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

          VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest

                                                Glossary of investment terms  19
          rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

          WARRANTS are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

          ZERO COUPON BONDS are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

II. FUTURES, OPTIONS AND OTHER DERIVATIVES

          FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange traded and are typically negotiated on an individual basis. The Portfolio may enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

          FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Portfolio may buy and sell futures contracts on foreign currencies, securities and financial indices including indices of U.S. government, foreign government, equity or fixed-income securities. The Portfolio may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

          INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. The Portfolio bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

          INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

          INVERSE FLOATERS are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset the interest rate payable on a security may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security's market value.

          OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. The Portfolio may purchase and write put and call options on securities, securities indices and foreign currencies. The Portfolio may purchase or write such options individually or in combination.

 20 Janus Aspen Series

III. OTHER INVESTMENTS, STRATEGIES AND/OR TECHNIQUES

          REPURCHASE AGREEMENTS involve the purchase of a security by the Portfolio and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Portfolio at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Portfolio will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

          REVERSE REPURCHASE AGREEMENTS involve the sale of a security by the Portfolio to another party (generally a bank or dealer) in return for cash and an agreement by the Portfolio to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

          SHORT SALES in which the Portfolio may engage may be of two types, short sales "against the box" or "naked" short sales. Short sales against the box involve selling either a security that the Portfolio owns, or a security equivalent in kind or amount to the security sold short that the Portfolio has the right to obtain, for delivery at a specified date in the future. Naked short sales involve selling a security that the Portfolio borrows and does not own. The Portfolio may enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Portfolio loses the opportunity to participate in the gain. For "naked" short sales, the Portfolio will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale and if the price declines during this period, the Portfolio will realize a short-term capital gain. Although the Portfolio's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.

          WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Portfolio does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner.

                                                Glossary of investment terms  21

                     You can request other information,
                     including a Statement of Additional
                     Information, Annual Report or
                     Semiannual Report (as they become
                     available), free of charge, by
                     contacting your plan sponsor or
                     visiting our Web site at janus.com.
                     Other information is also available
                     from financial intermediaries that
                     sell Shares of the Portfolio.

                     The Statement of Additional
                     Information provides detailed
                     information about the Portfolio and is
                     incorporated into this Prospectus by
                     reference. You may review and copy
                     information about the Portfolio
                     (including the Portfolio's Statement
                     of Additional Information) at the
                     Public Reference Room of the SEC or
                     get text only copies, after paying a
                     duplicating fee, by sending an
                     electronic request by e-mail to
                     publicinfo@sec.gov or by writing to or
                     calling the Public Reference Room,
                     Washington, D.C. 20549-0102
                     (1-202-942-8090). You may also obtain
                     reports and other information about
                     the Portfolio from the Electronic Data
                     Gathering Analysis and Retrieval
                     (EDGAR) Database on the SEC's Web site
                     at http://www.sec.gov.

                                  [JANUS LOGO]

                                        www.janus.com

                                        100 Fillmore Street
                                        Denver, CO 80206-4928
                                        1-800-525-0020

                    Investment Company Act File No. 811-7736

                                         December 31, 2002

                               JANUS ASPEN SERIES
                                 SERVICE SHARES
                            MID CAP VALUE PORTFOLIO

                                   Prospectus

     The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

[JANUS LOGO]

                This prospectus describes Mid Cap Value Portfolio (the "Portfolio"). Janus Capital Management LLC ("Janus Capital") serves as investment adviser to the Portfolio. Mid Cap Value Portfolio is subadvised by Perkins, Wolf, McDonnell and Company ("Perkins"). This Janus Aspen Series Portfolio currently offers one class of shares. The Service Shares (the "Shares"), are offered by this prospectus in connection with investment in and payments under variable annuity contracts and variable life insurance contracts (collectively, "variable insurance contracts"), as well as certain qualified retirement plans.

                Janus Aspen Series sells and redeems its Shares at net asset value without sales charges, commissions or redemption fees. Each variable insurance contract involves fees and expenses that are not described in this Prospectus. The Portfolio may not be available in connection with a particular contract and certain contracts may limit allocations among the Portfolio. See the accompanying contract prospectus for information regarding contract fees and expenses and any restrictions on purchases or allocations.

                This prospectus contains information that a prospective purchaser of a variable insurance contract or plan participant should consider in conjunction with the accompanying separate account prospectus of the specific insurance company product before allocating purchase payments or premiums to the Portfolio.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                RISK/RETURN SUMMARY
                   Mid Cap Value Portfolio..................................    2
                   Fees and expenses........................................    4

                INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND
                RISKS
                   Mid Cap Value Portfolio..................................    5
                   General portfolio policies...............................    6
                   Risks....................................................    7

                MANAGEMENT OF THE PORTFOLIO
                   Investment adviser.......................................   10
                   Management expenses......................................   10
                   Subadviser...............................................   11
                   Perkins Portfolio managers...............................   12

                OTHER INFORMATION...........................................   13

                DISTRIBUTIONS AND TAXES
                   Distributions............................................   14
                   Taxes....................................................   14

                SHAREHOLDER'S GUIDE
                   Pricing of portfolio shares..............................   15
                   Purchases................................................   15
                   Redemptions..............................................   16
                   Excessive trading........................................   16
                   Shareholder communications...............................   16

                FINANCIAL HIGHLIGHTS........................................   17

                GLOSSARY OF INVESTMENT TERMS
                   Equity and debt securities...............................   18
                   Futures, options and other derivatives...................   20
                   Other investments, strategies and/or techniques..........   21

                                                            Table of contents  1

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

MID CAP VALUE PORTFOLIO

          Mid Cap Value Portfolio is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.

1. WHAT IS THE INVESTMENT OBJECTIVE OF MID CAP VALUE PORTFOLIO?

--------------------------------------------------------------------------------

          MID CAP VALUE PORTFOLIO - SUBADVISED BY PERKINS

          - MID CAP VALUE PORTFOLIO seeks capital appreciation.

          The Portfolio's objective and principal investment policies are non-fundamental policies, which means the Portfolio's Trustees may change the objective or the Portfolio's principal investment policies without a shareholder vote. The Portfolio will notify you at least 60 days before making any changes to its objective or principal investment policies. If there is a material change to the Portfolio's objective or principal investment policies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its objective.

2. WHAT ARE THE MAIN INVESTMENT STRATEGIES OF MID CAP VALUE PORTFOLIO?

          Within the parameters of its specific investment policies discussed below, the Portfolio may invest without limit in foreign equity and debt securities.

          Within the parameters of its specific investment policies discussed below, the Portfolio will limit its investment in high-yield/high-risk bonds to less than 20% of its net assets.

          MID CAP VALUE PORTFOLIO - SUBADVISED BY PERKINS

          MID CAP VALUE PORTFOLIO invests primarily in common stocks selected for their capital appreciation potential. In pursuing that goal, the Portfolio primarily invests in the common stocks of mid-sized companies whose stock prices are believed to be undervalued. The Portfolio invests, under normal circumstances, at least 80% of its assets in equity securities of mid-sized companies whose market capitalization falls, at the time of initial purchase, within the 12-month average of the capitalization range of the Russell Midcap Index. This average is updated monthly.

          Mid Cap Value Portfolio focuses on companies that have fallen out of favor with the market or are temporarily misunderstood by the investment community. To a lesser degree, the Portfolio also invests in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery. Mid Cap Value Portfolio's portfolio manager generally looks for companies with:

              - A low price relative to their assets, earnings, cash flow or business franchise

              - Products and services that give them a competitive advantage

              - Quality balance sheets and strong management.

          For purposes of the Portfolio's 80% policies, net assets will take into account borrowings for investment purposes.

3. WHAT ARE THE MAIN RISKS OF INVESTING IN MID CAP VALUE PORTFOLIO?

          The biggest risk is that the Portfolio's returns may vary, and you could lose money. Mid Cap Value Portfolio is designed for long-term investors who can accept the risks of investing in a portfolio with

 2 Janus Aspen Series
          significant common stock holdings. Common stocks tend to be more volatile than other investment choices.

          The value of the Portfolio's holdings may decrease if the value of an individual company in the Portfolio decreases or if a portfolio manager's belief about a company's intrinsic worth is incorrect. The value of the Portfolio's holdings could also decrease if the stock market goes down. If the value of the Portfolio's holdings decreases, the Portfolio's net asset value (NAV) will also decrease, which means if you sell your shares in a Portfolio you may get back less money.

          MID CAP VALUE PORTFOLIO'S share price may fluctuate more than that of funds primarily invested in large companies. Mid-sized companies may pose greater market, liquidity and information risks because of narrow product lines, limited financial resources, less depth in management or a limited trading market for their stocks. The Portfolio's investments are often focused in a small number of business sectors, which may pose greater market and liquidity risks.

          An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

          Since the Portfolio described in this Prospectus did not commence operations until December 31, 2002, performance information is not included for the Portfolio. The performance of the Portfolio will be compared to the following benchmark:

              - Mid Cap Value Portfolio - Russell Midcap Value Index

                                                          Risk return summary  3

FEES AND EXPENSES

          SHAREHOLDER FEES, such as sales loads, redemption fees or exchange fees, are charged directly to an investor's account. The Portfolio is a no-load investment, so you will generally not pay any shareholder fees when you buy or sell shares of the Portfolio. However, each variable insurance contract involves fees and expenses not described in this Prospectus. See the accompanying contract prospectus for information regarding contract fees and expenses and any restrictions on purchases or allocations.

          ANNUAL FUND OPERATING EXPENSES are paid out of the Portfolio's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example below shows, these costs are borne indirectly by all shareholders.

          This table and example are designed to assist participants in qualified plans that invest in the Shares of the Portfolio in understanding the fees and expenses that you may pay as an investor in the Shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE SHARES SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

                                                                               Distribution              Total Annual Fund
                                                                  Management     (12b-1)       Other     Operating Expenses
                                                                     Fee         Fees(1)      Expenses   Without Waivers(2)
    Mid Cap Value Portfolio                                          .65%          .25%         .44%           1.34%

   (1) Because the 12b-1 fee is charged as an annual, ongoing fee, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.

   (2) Expenses are based upon the estimated expenses the Portfolio expects to incur during its initial fiscal year. Included in Other Expenses is a service fee of 0.10% of the average daily net assets to compensate Janus Services for providing, or arranging for the provision of recordkeeping, subaccounting and administrative services to retirement or pension plan participants, variable contract owners or other underlying investors investing through institutional channels.

   EXAMPLE:
   This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio's operating expenses remain the same. Since no sales load applies, the results apply whether or not you redeem your investment at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                  1 Year     3 Years
                                                                  ------------------
    Mid Cap Value Portfolio                                        $136       $425

 4 Janus Aspen Series

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

THE PORTFOLIO

          This section takes a closer look at the investment objective of Mid Cap Value Portfolio, its principal investment strategies and certain risks of investing in Mid Cap Value Portfolio. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote.

          Please carefully review the "Risks" section of this Prospectus for a discussion of risks associated with certain investment techniques. We've also included a Glossary with descriptions of investment terms used throughout this Prospectus.

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

MID CAP VALUE PORTFOLIO - SUBADVISED BY PERKINS

          MID CAP VALUE PORTFOLIO
          Mid Cap Value Portfolio seeks capital appreciation. It invests primarily in common stocks selected for their capital appreciation potential. In pursuing that goal, the Portfolio primarily invests in the common stocks of mid-sized companies whose stock prices are believed to be undervalued. The Portfolio invests, under normal circumstances, at least 80% of its assets in equity securities of mid-sized companies whose market capitalization falls, at the time of initial purchase, within the 12-month average of the capitalization range of the Russell Midcap Index. This average is updated monthly.

The following questions and answers are designed to help you better understand Mid Cap Value Portfolio's principal investment strategies.

1. HOW ARE COMMON STOCKS SELECTED BY PERKINS FOR MID CAP VALUE PORTFOLIO?

          Mid Cap Value Portfolio's portfolio managers focus on companies that have fallen out of favor with the market or are temporarily misunderstood by the investment community. The portfolio managers of Mid Cap Value Portfolio look for companies with strong fundamentals and competent management. They generally look for companies with products and services that give them a competitive advantage.

2. ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?

          Generally, yes. The portfolio managers seek companies that meet their selection criteria, regardless of where a company is located. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Portfolio may invest and the Portfolio may at times have significant foreign exposure.

3. WHAT DOES "MARKET CAPITALIZATION" MEAN?

          Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. As noted previously, market capitalization is an important investment criteria for the Portfolio offered by this Prospectus.

              Investment objective, principal investment strategies and risks  5

GENERAL PORTFOLIO POLICIES

          The percentage limitations included in these policies and elsewhere in this Prospectus apply at the time of purchase of a security. So, for example, if the Portfolio exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

          CASH POSITION
          For the Mid Cap Value Portfolio, when the portfolio managers believe that market conditions are unfavorable for profitable investing, or when they are otherwise unable to locate attractive investment opportunities, the Portfolio's cash or similar investments may increase. In other words, the Portfolio does not always stay fully invested in stocks and bonds. Cash or similar investments generally are a residual - they represent the assets that remain after the portfolio managers have committed available assets to desirable investment opportunities. However, the portfolio managers may also temporarily increase the Portfolio's cash position to, for example, protect its assets, maintain liquidity or meet unusually large redemptions. The Portfolio's cash position may also increase temporarily due to unusually large cash inflows.

          When the Portfolio's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Portfolio remained more fully invested in stocks or bonds.

          OTHER TYPES OF INVESTMENTS
          Mid Cap Value Portfolio invests primarily in domestic equity securities, which may include preferred stocks, common stocks and securities convertible into common or preferred stocks. To a lesser degree, the Portfolio may invest in other types of domestic and foreign securities and use other investment strategies, which are described in the Glossary. These securities (which are described in the Glossary) may include:

          - debt securities

          - indexed/structured securities

          - high-yield/high-risk bonds (less than 20% of the Portfolio's assets)

          - options, futures, forwards, swaps and other types of derivatives and exchange traded funds individually or in combination for hedging purposes (including to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs) or for non-hedging purposes such as seeking to enhance return

          - short sales (no more than 8% of the Portfolio's assets may be invested in "naked" short sales)

          - securities purchased on a when-issued, delayed delivery or forward commitment basis

          ILLIQUID INVESTMENTS
          The Portfolio may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Portfolio's Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.

 6 Janus Aspen Series

          FOREIGN SECURITIES
          Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign equity and debt securities. The Portfolio may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares and passive foreign investment companies.

          SPECIAL SITUATIONS
          The Portfolio may invest in special situations. A special situation arises when, in the opinion of a portfolio manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. The Portfolio's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not attract the expected attention.

          PORTFOLIO TURNOVER
          The Portfolio generally intends to purchase securities for long-term investment, although, to the extent permitted by its specific investment policies, the Portfolio may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. The Portfolio may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover is affected by market conditions, changes in the size of the Portfolio, the nature of the Portfolio's investments and the investment styles of the portfolio managers. Changes are made in the Portfolio's holdings whenever its portfolio managers believe such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

RISKS

          Because the Portfolio may invest substantially all of its assets in common stocks, the main risk is the risk that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the Portfolio's share price may also decrease. The Portfolio's performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade bonds, initial public offerings
          (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Portfolio with a small asset base. The Portfolio may not experience similar performance as its assets grow.

The following questions and answers are designed to help you better understand some of the risks of investing in the Mid Cap Value Portfolio.

1. THE PORTFOLIO MAY INVEST IN SMALLER OR NEWER COMPANIES. DOES THIS CREATE ANY SPECIAL RISKS?

          Many attractive investment opportunities may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new

              Investment objective, principal investment strategies and risks 7 products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger or more established companies. Securities of smaller or newer companies may have more limited trading markets than the markets for securities of larger or more established issuers, or may not be publicly traded at all, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative.

2. WHAT ARE THE RISKS ASSOCIATED WITH VALUE INVESTING?

          If a portfolio manager's perception of a company's worth is not realized in the time frame he expects, the overall performance of Mid Cap Value Portfolio may suffer. In general, each portfolio manager believes these risks are mitigated by investing in companies that are undervalued in the market in relation to earnings, cash flow, dividends and/or assets.

3. HOW COULD THE PORTFOLIO'S INVESTMENTS IN FOREIGN SECURITIES AFFECT ITS PERFORMANCE?

          Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because the Portfolio's performance may depend on factors other than the performance of a particular company. These factors include:

          - CURRENCY RISK. As long as the Portfolio holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Portfolio sells a foreign denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar denominated securities of foreign issuers may also be affected by currency risk.

          - POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of the Portfolio's assets from that country.

          - REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

          - MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions.

          - TRANSACTION COSTS. Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

4. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN HIGH-YIELD/HIGH-RISK BONDS?

          High-yield/high-risk bonds (or "junk" bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor's and Moody's. The value of lower quality bonds generally is more dependent on credit risk and default risk than investment grade bonds. Issuers of high-yield bonds

 8 Janus Aspen Series
          may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer. In addition, the junk bond market can experience sudden and sharp price swings.

          Please refer to the SAI for a description of bond rating categories.

5. HOW DOES THE PORTFOLIO TRY TO REDUCE RISK?

          The Portfolio may use futures, options, swaps and other derivative instruments individually or in combination to "hedge" or protect its portfolios from adverse movements in securities prices and interest rates. The Portfolio may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The portfolio managers believe the use of these instruments will benefit the Portfolio. However, the Portfolio's performance could be worse than if the Portfolio had not used such instruments if a portfolio manager's judgment proves incorrect.

              Investment objective, principal investment strategies and risks  9

MANAGEMENT OF THE PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT ADVISER

          Janus Capital, 100 Fillmore Street, Denver, Colorado 80206-4928, is the investment adviser to the Portfolio and is responsible for the day-to-day management of its investment portfolios and other business affairs of the Portfolio.

          Janus Capital began serving as investment adviser to Janus Fund in 1970 and currently serves as investment adviser to all of the Janus retail funds, acts as sub-adviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts.

          Janus Capital furnishes continuous advice and recommendations concerning the Portfolio's investments. Janus Capital also furnishes certain administrative, compliance and accounting services for the Portfolio, and may be reimbursed by the Portfolio for its costs in providing those services. In addition, Janus Capital employees serve as officers of the Portfolio and Janus Capital provides office space for the Portfolio and pays the salaries, fees and expenses of all Portfolio officers and those Trustees who are affiliated with Janus Capital.

          From their own assets, Janus Capital, Janus Distributors LLC or their affiliates may pay insurance companies, retirement plan service providers, and other financial intermediaries fees for providing recordkeeping, subaccounting and other administrative services to contract owners in connection with investment in the Portfolio. These fees may be in addition to any 12b-1 fees or other fees paid from Portfolio assets to these financial intermediaries.

MANAGEMENT EXPENSES

          The Portfolio pays Janus Capital a management fee which is calculated daily and paid monthly. The Portfolio's advisory agreement spells out the management fee and other expenses that the Portfolio must pay. Janus Capital pays Perkins a subadvisory fee from its management fee for managing the Portfolio.

          The Shares of the Portfolio incur expenses not assumed by Janus Capital, including the distribution fee, transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and independent Trustees' fees and expenses. The Portfolio is subject to the following management fee schedule (expressed as an annual rate).

                                                       Average Daily
                                                         Net Assets        Annual Rate        Expense Limit
Portfolio                                               of Portfolio      Percentage (%)    Percentage (%)(1)
-------------------------------------------------------------------------------------------------------------
   Mid Cap Value Portfolio                            All Asset Levels         0.65               1.25
-------------------------------------------------------------------------------------------------------------

(1) Janus Capital has agreed to limit the Portfolio's expenses (excluding the distribution fee, brokerage commissions, interest, taxes and extraordinary expenses) as indicated until at least the next annual renewal of the advisory agreements.

 10 Janus Aspen Series

SUBADVISER

          PERKINS, WOLF, MCDONNELL AND COMPANY ("Perkins") serves as subadviser to Mid Cap Value Portfolio. Perkins, 310 S. Michigan Avenue, Suite 2600, Chicago, IL 60604, has been in the investment management business since 1984 and provides day-to-day management of the portfolio operations as subadviser of Mid Cap Value Portfolio, as well as other mutual funds and separate accounts.

                                                 Management of the Portfolio  11

PERKINS PORTFOLIO MANAGERS

JEFF KAUTZ
--------------------------------------------------------------------------------
            is Co-Manager of Mid Cap Value Portfolio, which he has managed since its inception. Mr. Kautz has served as a research analyst for the value products of Perkins since October 1997. He has been a portfolio manager for Berger Mid Cap Value Fund since February 2002. Mr. Kautz has earned the right to use the Chartered
            Financial Analyst designation.

ROBERT H. PERKINS
-----------------------------------------------------------------------------
            is Co-Manager of Mid Cap Value Portfolio, which he has managed since its inception. Robert Perkins has been a portfolio manager since 1970 and serves as President and a director of Perkins. He has been a portfolio manager for Berger Mid Cap Value Fund and Berger Small Cap Value Fund since 1998 and 1985, respectively.

THOMAS M. PERKINS
--------------------------------------------------------------------------------
            has been the lead Co-Manager of Mid Cap Value Portfolio since its inception. Thomas Perkins has been a portfolio manager since 1974 and joined Perkins as a portfolio manager in 1998. He has been a portfolio manager for Berger Mid Cap Value Fund since its inception in 1998. Previously, he was a portfolio manager of valuation sensitive growth portfolios for Alliance Capital from 1984 to June 1998. As lead Co-Manager, Thomas Perkins is responsible for the daily decisions of Mid Cap Value Portfolio's security selection.

 12 Janus Aspen Series

OTHER INFORMATION
--------------------------------------------------------------------------------

          DISTRIBUTION FEE

          Under a distribution and service plan adopted in accordance with Rule 12b-1 under the 1940 Act, the Shares may pay Janus Distributors LLC, the Portfolio's distributor, a fee at an annual rate of up to 0.25% of the average daily net assets of the Shares of the Portfolio. Under the terms of the Plan, the Portfolio is authorized to make payments to Janus Distributors LLC for remittance to insurance companies and qualified plan service providers as compensation for distribution and shareholder servicing performed by such entities. Because 12b-1 fees are paid out of the Shares' assets on an ongoing basis, they will increase the cost of your investment and may cost you more than paying other types of sales charges.

          CONFLICTS OF INTEREST

          The Shares offered by this Prospectus are available only to variable annuity and variable life separate accounts of insurance companies that are unaffiliated with Janus Capital and to certain qualified retirement plans. Although the Portfolio does not currently anticipate any disadvantages to policy owners because the Portfolio offers its Shares to such entities, there is a possibility that a material conflict may arise. The Trustees monitor events in order to identify any disadvantages or material irreconcilable conflicts and to determine what action, if any, should be taken in response. If a material disadvantage or conflict occurs, the Trustees may require one or more insurance company separate accounts or qualified plans to withdraw its investments in the Portfolio or substitute Shares of another Portfolio. If this occurs, the Portfolio may be forced to sell its securities at disadvantageous prices. In addition, the Trustees may refuse to sell Shares of the Portfolio to any separate account or qualified plan or may suspend or terminate the offering of the Portfolio's Shares if such action is required by law or regulatory authority or is in the best interests of the Portfolio's shareholders. It is possible that a qualified plan investing in the Portfolio could lose its qualified plan status under the Internal Revenue Code, which could have adverse tax consequences on insurance company separate accounts investing in the Portfolio. Janus Capital intends to monitor such qualified plans and the Portfolio may discontinue sales to a qualified plan and require plan participants with existing investments in the Portfolio to redeem those investments if a plan loses (or in the opinion of Janus Capital is at risk of losing) its qualified plan status.

          DISTRIBUTION OF THE PORTFOLIO

          The Portfolio is distributed by Janus Distributors LLC, which is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.

                                                           Other information  13

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS

          To avoid taxation of the Portfolio, the Internal Revenue Code requires the Portfolio to distribute net income and any net gains realized on its investments at least annually. The Portfolio's income from dividends and interest and any net realized short-term gains are paid to shareholders as ordinary income dividends. Net realized long-term gains are paid to shareholders as capital gains distributions.

          DISTRIBUTION SCHEDULE

          Dividends for the Portfolio are normally declared and distributed in June and December. Capital gains are normally declared and distributed in June for the Portfolio.

          HOW DISTRIBUTIONS AFFECT THE PORTFOLIO'S NAV

          Distributions, other than daily income dividends, are paid to shareholders as of the record date of the distribution of the Portfolio, regardless of how long the shares have been held. Undistributed income and realized gains are included in the daily NAV of the Portfolio's Shares. The Share price of the Portfolio drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, the Shares of Mid Cap Value Portfolio declared a dividend in the amount of $0.25 per share. If the price of Mid Cap Value Portfolio's Shares was $10.00 on December 30, the share price on December 31 would be $9.75, barring market fluctuations.

TAXES

          TAXES ON DISTRIBUTIONS

          Because Shares of the Portfolio may be purchased only through variable insurance contracts and qualified plans, it is anticipated that any income dividends or capital gains distributions made by the Shares of the Portfolio will be exempt from current taxation if left to accumulate within the variable insurance contract or qualified plan. Generally, withdrawals from such contracts or plans may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax. The tax status of your investment depends on the features of your qualified plan or variable insurance contract. Further information may be found in your plan documents or in the prospectus of the separate account offering such contract.

          TAXATION OF THE PORTFOLIO

          Dividends, interest and some gains received by the Portfolio on foreign securities may be subject to tax withholding or other foreign taxes. The Portfolio may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Portfolio.

          The Portfolio does not expect to pay any federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code. In addition, because the Shares of the Portfolio are sold in connection with variable insurance contracts, the Portfolio intends to qualify under the Internal Revenue Code with respect to the diversification requirements related to the tax-deferred status of insurance company separate accounts.

 14 Janus Aspen Series

SHAREHOLDER'S GUIDE
--------------------------------------------------------------------------------

          INVESTORS MAY NOT PURCHASE OR REDEEM SHARES OF THE PORTFOLIO DIRECTLY. SHARES MAY BE PURCHASED OR REDEEMED ONLY THROUGH VARIABLE INSURANCE CONTRACTS OFFERED BY THE SEPARATE ACCOUNTS OF PARTICIPATING INSURANCE COMPANIES OR THROUGH QUALIFIED RETIREMENT PLANS. REFER TO THE PROSPECTUS FOR THE PARTICIPATING INSURANCE COMPANY'S SEPARATE ACCOUNT OR YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON PURCHASING OR SELLING OF VARIABLE INSURANCE CONTRACTS AND ON HOW TO SELECT THE PORTFOLIO AS AN INVESTMENT OPTION FOR A CONTRACT OR A QUALIFIED PLAN.

PRICING OF PORTFOLIO SHARES

          Investments will be processed at the NAV next calculated after an order is received and accepted by the Portfolio or its agent. In order to receive a day's price, your order must be received by the close of the regular trading session of the New York Stock Exchange. Securities of the Portfolio are valued at market value or, if a market quotation is not readily available, at their fair value determined in good faith under procedures established by and under the supervision of the Trustees. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value.

          Because foreign securities markets may operate on days that are not business days in the United States, the value of the Portfolio's holdings may change on days when you will not be able to purchase or redeem the Portfolio's Shares.

PURCHASES

          Purchases of Shares may be made only by the separate accounts of insurance companies for the purpose of funding variable insurance contracts or by qualified plans. Refer to the prospectus of the appropriate insurance company separate account or your plan documents for information on how to invest in the Shares of the Portfolio. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio's behalf.

          The Portfolio is not intended for excessive trading or market timing. Excessive purchases of Portfolio Shares disrupt portfolio management and drive Portfolio expenses higher. The Portfolio reserves the right to reject any specific purchase order, including exchange purchases, for any reason. For example, purchase orders may be refused if the Portfolio would be unable to invest the money effectively in accordance with its investment policies or would otherwise be adversely affected due to the size of the transaction, frequency of trading or other factors. The Portfolio may also suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges. For more information about the Portfolio's policy on market timing, see "Excessive Trading" on the next page.

          Although there is no present intention to do so, the Portfolio may discontinue sales of its Shares if management and the Trustees believe that continued sales may adversely affect the Portfolio's ability to achieve its investment objective. If sales of the Portfolio's Shares are discontinued, it is expected that existing policy owners and plan participants invested in the Portfolio would be permitted to continue to authorize investment in the Portfolio and to reinvest any dividends or capital gains distributions, absent highly unusual circumstances.

          The Portfolio may discontinue sales to a qualified plan and require plan participants with existing investments in the Shares to redeem those investments if the plan loses (or in the opinion of Janus Capital, is at risk of losing) its qualified plan status.

                                                         Shareholder's guide  15

REDEMPTIONS

          Redemptions, like purchases, may be effected only through the separate accounts of participating insurance companies or through qualified plans. Please refer to the appropriate separate account prospectus or plan documents for details.

          Shares of the Portfolio may be redeemed on any business day. Redemptions are processed at the NAV next calculated after receipt and acceptance of the redemption order by the Portfolio or its agent. Redemption proceeds will normally be wired the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.

EXCESSIVE TRADING

          Frequent trading into and out of the Portfolio can disrupt portfolio investment strategies and increase portfolio expenses for all shareholders, including long-term shareholders who do not generate these costs. The Portfolio is not intended for market timing or excessive trading. The Portfolio and its agents reserve the right to reject any purchase request (including exchange purchases if permitted by your insurance company or plan sponsor) by any investor or group of investors indefinitely if they believe that any combination of trading activity in the account(s) is attributable to market timing or is otherwise excessive or potentially disruptive to the Portfolio. The Portfolio may refuse purchase orders (including exchange purchases) for any reason without prior notice, particularly orders that the Portfolio believes are made on behalf of market timers.

          The trading history of accounts under common ownership or control may be considered in enforcing these policies. Transactions placed through the same insurance company or plan sponsor on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by the Portfolio. Transactions accepted by your insurance company or plan sponsor in violation of our excessive trading policy are not deemed accepted by the Portfolio and may be cancelled or revoked by the Portfolio on the next business day following receipt by your intermediary.

SHAREHOLDER COMMUNICATIONS

          Shareholders will receive annual and semiannual reports including the financial statements of the Shares of the Portfolio that they have authorized for investment. Each report will show the investments owned by the Portfolio and the market values thereof, as well as other information about the Portfolio and its operations. The Portfolio's fiscal year ends December 31.

 16 Janus Aspen Series

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

          No financial highlights are presented for the Portfolio because it did not commence operations until December 31, 2002.

                                                        Financial highlights  17

GLOSSARY OF INVESTMENT TERMS
--------------------------------------------------------------------------------

          This glossary provides a more detailed description of some of the types of securities, investment strategies and other instruments in which the Portfolio may invest. The Portfolio may invest in these instruments to the extent permitted by its investment objective and policies. The Portfolio is not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

I. EQUITY AND DEBT SECURITIES

          BONDS are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

          COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. The Portfolio may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

          COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

          CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

          DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

          DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts) and broker-dealers (depositary shares).

          EQUITY SECURITIES generally include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks; warrants to purchase common or preferred stocks; and other securities with equity characteristics.

          EXCHANGE TRADED FUNDS are index-based investment companies which hold substantially all of their assets in securities representing their specific index.

          FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short-and long-term government, corporate and municipal obligations that pay a specified rate of interest, dividends or coupons for a specified period of time. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

          HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's and Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "noninvestment grade bonds" and "junk bonds."

          MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, a portfolio manager may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a

 18 Janus Aspen Series
          security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

          PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. To avoid taxes and interest that the Portfolio must pay if these investments are profitable, the Portfolio may make various elections permitted by the tax laws. These elections could require that the Portfolio recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

          PAY-IN-KIND BONDS are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

          PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

          RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

          STANDBY COMMITMENTS are obligations purchased by the Portfolio from a dealer that give the Portfolio the option to sell a security to the dealer at a specified price.

          STEP COUPON BONDS are debt securities that trade at a discount from their face value and pay coupon interest. The discount from the face value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer.

          STRIP BONDS are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

          TENDER OPTION BONDS are generally long-term securities that are coupled with an option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and receive the face value of the bond. This type of security is commonly used as a means of enhancing the security's liquidity.

          U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. government securities also include indirect obligations of the U.S. government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

          VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

                                                Glossary of investment terms  19

          WARRANTS are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

          ZERO COUPON BONDS are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

II. FUTURES, OPTIONS AND OTHER DERIVATIVES

          FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange traded and are typically negotiated on an individual basis. The Portfolio may enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

          FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Portfolio may buy and sell futures contracts on foreign currencies, securities and financial indices including indices of U.S. government, foreign government, equity or fixed-income securities. The Portfolio may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

          INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. The Portfolio bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

          INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

          INVERSE FLOATERS are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset the interest rate payable on a security may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security's market value.

          OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. The Portfolio may purchase and write put and call options on securities, securities indices and foreign currencies. The Portfolio may purchase or write such options individually or in combination.

 20 Janus Aspen Series

III. OTHER INVESTMENTS, STRATEGIES AND/OR TECHNIQUES

          REPURCHASE AGREEMENTS involve the purchase of a security by the Portfolio and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Portfolio at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Portfolio will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

          REVERSE REPURCHASE AGREEMENTS involve the sale of a security by the Portfolio to another party (generally a bank or dealer) in return for cash and an agreement by the Portfolio to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

          SHORT SALES in which the Portfolio may engage may be of two types, short sales "against the box" or "naked" short sales. Short sales against the box involve selling either a security that the Portfolio owns, or a security equivalent in kind or amount to the security sold short that the Portfolio has the right to obtain, for delivery at a specified date in the future. Naked short sales involve selling a security that the Portfolio borrows and does not own. The Portfolio may enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Portfolio loses the opportunity to participate in the gain. For "naked" short sales, the Portfolio will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale and if the price declines during this period, the Portfolio will realize a short-term capital gain. Although the Portfolio's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.

          WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Portfolio does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner.

                                                Glossary of investment terms  21

                     You can request other information,
                     including a Statement of Additional
                     Information, Annual Report or
                     Semiannual Report (as they become
                     available), free of charge, by
                     contacting your plan sponsor or
                     visiting our Web site at janus.com.
                     Other information is also available
                     from financial intermediaries that
                     sell Shares of the Portfolio.

                     The Statement of Additional
                     Information provides detailed
                     information about the Portfolio and is
                     incorporated into this Prospectus by
                     reference. You may review and copy
                     information about the Portfolio
                     (including the Portfolio's Statement
                     of Additional Information) at the
                     Public Reference Room of the SEC or
                     get text only copies, after paying a
                     duplicating fee, by sending an
                     electronic request by e-mail to
                     publicinfo@sec.gov or by writing to or
                     calling the Public Reference Room,
                     Washington, D.C. 20549-0102
                     (1-202-942-8090). You may also obtain
                     reports and other information about
                     the Portfolio from the Electronic Data
                     Gathering Analysis and Retrieval
                     (EDGAR) Database on the SEC's Web site
                     at http://www.sec.gov.

                                  [JANUS LOGO]

                                        www.janus.com

                                        100 Fillmore Street
                                        Denver, CO 80206-4928
                                        1-800-525-0020

                    Investment Company Act File No. 811-7736

                                         December 31, 2002

                               JANUS ASPEN SERIES
                                 SERVICE SHARES
                           SMALL CAP VALUE PORTFOLIO

                                   Prospectus

     The Securities and Exchange Commission has not approved or disapproved of these securities or passed on the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

[JANUS LOGO]

                This prospectus describes Small Cap Value Portfolio (the "Portfolio"). Janus Capital Management LLC ("Janus Capital") serves as investment adviser to the Portfolio. Small Cap Value Portfolio is subadvised by Bay Isle Financial LLC ("Bay Isle"). This Janus Aspen Series Portfolio currently offers one class of shares. The Service Shares (the "Shares"), are offered by this prospectus in connection with investment in and payments under variable annuity contracts and variable life insurance contracts (collectively, "variable insurance contracts"), as well as certain qualified retirement plans.

                Janus Aspen Series sells and redeems its Shares at net asset value without sales charges, commissions or redemption fees. Each variable insurance contract involves fees and expenses that are not described in this Prospectus. The Portfolio may not be available in connection with a particular contract and certain contracts may limit allocations among the Portfolio. See the accompanying contract prospectus for information regarding contract fees and expenses and any restrictions on purchases or allocations.

                This prospectus contains information that a prospective purchaser of a variable insurance contract or plan participant should consider in conjunction with the accompanying separate account prospectus of the specific insurance company product before allocating purchase payments or premiums to the Portfolio.

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                RISK/RETURN SUMMARY
                   Small Cap Value Portfolio................................    2
                   Fees and expenses........................................    4

                INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND
                RISKS
                   Small Cap Value Portfolio................................    5
                   General portfolio policies...............................    6
                   Risks....................................................    7

                MANAGEMENT OF THE PORTFOLIO
                   Investment adviser.......................................   10
                   Management expenses......................................   10
                   Subadviser...............................................   11
                   Bay Isle Portfolio managers..............................   12

                OTHER INFORMATION...........................................   13

                DISTRIBUTIONS AND TAXES
                   Distributions............................................   14
                   Taxes....................................................   14

                SHAREHOLDER'S GUIDE
                   Pricing of portfolio shares..............................   15
                   Purchases................................................   15
                   Redemptions..............................................   16
                   Excessive trading........................................   16
                   Shareholder communications...............................   16

                FINANCIAL HIGHLIGHTS........................................   17

                GLOSSARY OF INVESTMENT TERMS
                   Equity and debt securities...............................   18
                   Futures, options and other derivatives...................   20
                   Other investments, strategies and/or techniques..........   21

                                                            Table of contents  1

RISK/RETURN SUMMARY
--------------------------------------------------------------------------------

SMALL CAP VALUE PORTFOLIO

          Small Cap Value Portfolio is designed for long-term investors who primarily seek growth of capital and who can tolerate the greater risks associated with common stock investments.

1. WHAT IS THE INVESTMENT OBJECTIVE OF SMALL CAP VALUE PORTFOLIO?

--------------------------------------------------------------------------------

          SMALL CAP VALUE PORTFOLIO - SUBADVISED BY BAY ISLE

          - SMALL CAP VALUE PORTFOLIO seeks capital appreciation.

          The Portfolio's objective and principal investment policies are non-fundamental policies, which means the Portfolio's Trustees may change the objective or the Portfolio's principal investment policies without a shareholder vote. The Portfolio will notify you at least 60 days before making any changes to its objective or principal investment policies. If there is a material change to the Portfolio's objective or principal investment policies, you should consider whether the Portfolio remains an appropriate investment for you. There is no guarantee that the Portfolio will meet its objective.

2. WHAT ARE THE MAIN INVESTMENT STRATEGIES OF SMALL CAP VALUE PORTFOLIO?

          Within the parameters of its specific investment policies discussed below, the Portfolio may invest without limit in foreign equity and debt securities.

          Within the parameters of its specific investment policies discussed below, the Portfolio will limit its investment in high-yield/high-risk bonds to less than 20% of its net assets.

          SMALL CAP VALUE PORTFOLIO - SUBADVISED BY BAY ISLE

          SMALL CAP VALUE PORTFOLIO uses fundamental analysis and proprietary valuation models to select a holding of stocks for the Portfolio. Small Cap Value Portfolio's portfolio managers generally look for companies:

              - That have reasonably solid fundamentals

              - Whose stock is trading at a discount relative to their intrinsic investment value based on their assets, earnings, cash flow or franchise value

          Small Cap Value Portfolio invests primarily in common stocks selected for their capital appreciation potential. In pursuing that goal, the Portfolio primarily invests in the common stocks of small companies whose stock prices are believed to be undervalued. The Portfolio invests, under normal circumstances, at least 80% of its assets in equity securities of small companies whose market capitalization, at the time of initial purchase, is less than the 12-month average of the maximum market capitalization for companies included in the Russell 2000 Index. This average is updated monthly.

          For purposes of the Portfolio's 80% policies, net assets will take into account borrowings for investment purposes.

3. WHAT ARE THE MAIN RISKS OF INVESTING IN SMALL CAP VALUE PORTFOLIO?

          The biggest risk is that the Portfolio's returns may vary, and you could lose money. Small Cap Value Portfolio is designed for long-term investors who can accept the risks of investing in a portfolio with significant common stock holdings. Common stocks tend to be more volatile than other investment choices.

 2 Janus Aspen Series

          The value of the Portfolio's holdings may decrease if the value of an individual company in the Portfolio decreases or if the portfolio manager's belief about a company's intrinsic worth is incorrect. The value of the Portfolio's holdings could also decrease if the stock market goes down. If the value of the Portfolio's holdings decreases, the Portfolio's net asset value (NAV) will also decrease, which means if you sell your shares in the Portfolio you may get back less money.

          SMALL CAP VALUE PORTFOLIO'S share price may fluctuate more than that of funds primarily invested in large or mid-sized companies. Small company securities may underperform as compared to the securities of larger companies. They may also pose greater market, liquidity and information risks because of narrow product lines, limited financial resources, less depth in management or a limited trading market for their stocks.

          An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

          Since the Portfolio described in this Prospectus did not commence operations until December 31, 2002, performance information is not included for the Portfolio. The performance of the Portfolio will be compared to the following benchmark:

              - Small Cap Value Portfolio - Russell 2000 Value Index

                                                          Risk/return summary  3

FEES AND EXPENSES

          SHAREHOLDER FEES, such as sales loads, redemption fees or exchange fees, are charged directly to an investor's account. The Portfolio is a no-load investment, so you will generally not pay any shareholder fees when you buy or sell shares of the Portfolio. However, each variable insurance contract involves fees and expenses not described in this Prospectus. See the accompanying contract prospectus for information regarding contract fees and expenses and any restrictions on purchases or allocations.

          ANNUAL FUND OPERATING EXPENSES are paid out of the Portfolio's assets and include fees for portfolio management, maintenance of shareholder accounts, shareholder servicing, accounting and other services. You do not pay these fees directly but, as the example below shows, these costs are borne indirectly by all shareholders.

          This table and example are designed to assist participants in qualified plans that invest in the Shares of the Portfolio in understanding the fees and expenses that you may pay as an investor in the Shares. OWNERS OF VARIABLE INSURANCE CONTRACTS THAT INVEST IN THE SHARES SHOULD REFER TO THE VARIABLE INSURANCE CONTRACT PROSPECTUS FOR A DESCRIPTION OF FEES AND EXPENSES, AS THE TABLE AND EXAMPLE DO NOT REFLECT DEDUCTIONS AT THE SEPARATE ACCOUNT LEVEL OR CONTRACT LEVEL FOR ANY CHARGES THAT MAY BE INCURRED UNDER A CONTRACT.

                                                                               Distribution              Total Annual Fund
                                                                  Management     (12b-1)       Other     Operating Expenses
                                                                     Fee         Fees(1)      Expenses   Without Waivers(2)
    Small Cap Value Portfolio                                        .75%          .25%         .44%           1.44%

   (1) Because the 12b-1 fee is charged as an annual, ongoing fee, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.

   (2) Expenses are based upon the estimated expenses the Portfolio expects to incur during its initial fiscal year. Included in Other Expenses is a service fee of 0.10% of the average daily net assets to compensate Janus Services for providing, or arranging for the provision of recordkeeping, subaccounting and administrative services to retirement or pension plan participants, variable contract owners or other underlying investors investing through institutional channels.

   EXAMPLE:
   This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio's operating expenses remain the same. Since no sales load applies, the results apply whether or not you redeem your investment at the end of each period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                  1 Year     3 Years
                                                                  ------------------
    Small Cap Value Portfolio                                      $147       $456

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INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RISKS
--------------------------------------------------------------------------------

THE PORTFOLIO

          This section takes a closer look at the investment objective of Small Cap Value Portfolio, its principal investment strategies and certain risks of investing in Small Cap Value Portfolio. Strategies and policies that are noted as "fundamental" cannot be changed without a shareholder vote.

          Please carefully review the "Risks" section of this Prospectus for a discussion of risks associated with certain investment techniques. We've also included a Glossary with descriptions of investment terms used throughout this Prospectus.

INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES

SMALL CAP VALUE - SUBADVISED BY BAY ISLE

          SMALL CAP VALUE PORTFOLIO
          Small Cap Value Portfolio seeks capital appreciation. It invests primarily in common stocks selected for their capital appreciation potential. In pursuing that goal, the Portfolio primarily invests in the common stocks of small companies whose stock prices are believed to be undervalued. The Portfolio invests at least 80% of its assets in equity securities of small companies whose market capitalization, at the time of initial purchase, is less than the 12-month average of the maximum market capitalization for companies included in the Russell 2000 Index. This average is updated monthly.

The following questions and answers are designed to help you better understand Small Cap Value Portfolio's principal investment strategies.

1. HOW ARE COMMON STOCKS SELECTED BY BAY ISLE FOR SMALL CAP VALUE PORTFOLIO?

          Small Cap Value Portfolio's portfolio managers use fundamental analysis and proprietary valuation models to select a core holding of stocks for the Portfolio. The portfolio managers of Small Cap Value Portfolio generally look for companies with reasonably solid fundamentals, that are trading at a discount to their intrinsic investment value based on their assets, earnings, cash flow or franchise value. To a certain degree, the Small Cap Value Portfolio invests in companies that demonstrate special situations or turnarounds, meaning companies that have experienced significant business problems but are believed to have favorable prospects for recovery.

2. ARE THE SAME CRITERIA USED TO SELECT FOREIGN SECURITIES?

          Generally, yes. The portfolio managers seek companies that meet their selection criteria, regardless of where a company is located. Foreign securities are generally selected on a stock-by-stock basis without regard to any defined allocation among countries or geographic regions. However, certain factors such as expected levels of inflation, government policies influencing business conditions, the outlook for currency relationships, and prospects for economic growth among countries, regions or geographic areas may warrant greater consideration in selecting foreign securities. There are no limitations on the countries in which the Portfolio may invest and the Portfolio may at times have significant foreign exposure.

3. WHAT DOES "MARKET CAPITALIZATION" MEAN?

          Market capitalization is the most commonly used measure of the size and value of a company. It is computed by multiplying the current market price of a share of the company's stock by the total number of its shares outstanding. As noted previously, market capitalization is an important investment criteria for the Portfolio offered by this Prospectus.

              Investment objective, principal investment strategies and risks  5

GENERAL PORTFOLIO POLICIES

          The percentage limitations included in these policies and elsewhere in this Prospectus apply at the time of purchase of a security. So, for example, if the Portfolio exceeds a limit as a result of market fluctuations or the sale of other securities, it will not be required to dispose of any securities.

          CASH POSITION
          For the Small Cap Value Portfolio, when the portfolio managers believe that market conditions are unfavorable for profitable investing, or when they are otherwise unable to locate attractive investment opportunities, the Portfolio's cash or similar investments may increase. In other words, the Portfolio does not always stay fully invested in stocks and bonds. Cash or similar investments generally are a residual - they represent the assets that remain after the portfolio managers have committed available assets to desirable investment opportunities. However, the portfolio managers may also temporarily increase the Portfolio's cash position to, for example, protect its assets, maintain liquidity or meet unusually large redemptions. The Portfolio's cash position may also increase temporarily due to unusually large cash inflows.

          When the Portfolio's investments in cash or similar investments increase, it may not participate in market advances or declines to the same extent that it would if the Portfolio remained more fully invested in stocks or bonds.

          OTHER TYPES OF INVESTMENTS
          Small Cap Value Portfolio invests primarily in domestic equity securities, which may include preferred stocks, common stocks and securities convertible into common or preferred stocks. To a lesser degree, the Portfolio may invest in other types of domestic and foreign securities and use other investment strategies, which are described in the Glossary. These securities (which are described in the Glossary) may include:

          - debt securities

          - indexed/structured securities

          - high-yield/high-risk bonds (less than 20% of the Portfolio's assets)

          - options, futures, forwards, swaps and other types of derivatives and exchange traded funds individually or in combination for hedging purposes (including to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs) or for non-hedging purposes such as seeking to enhance return

          - short sales (no more than 8% of the Portfolio's assets may be invested in "naked" short sales)

          - securities purchased on a when-issued, delayed delivery or forward commitment basis

          ILLIQUID INVESTMENTS
          The Portfolio may invest up to 15% of its net assets in illiquid investments. An illiquid investment is a security or other position that cannot be disposed of quickly in the normal course of business. For example, some securities are not registered under U.S. securities laws and cannot be sold to the U.S. public because of SEC regulations (these are known as "restricted securities"). Under procedures adopted by the Portfolio's Trustees, certain restricted securities may be deemed liquid, and will not be counted toward this 15% limit.

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          FOREIGN SECURITIES
          Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign equity and debt securities. The Portfolio may invest directly in foreign securities denominated in a foreign currency and not publicly traded in the United States. Other ways of investing in foreign securities include depositary receipts or shares and passive foreign investment companies.

          SPECIAL SITUATIONS
          The Portfolio may invest in special situations. A special situation arises when, in the opinion of a portfolio manager, the securities of a particular issuer will be recognized and appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flow. Developments creating a special situation might include, among others, a new product or process, a technological breakthrough, a management change or other extraordinary corporate event, or differences in market supply of and demand for the security. The Portfolio's performance could suffer if the anticipated development in a "special situation" investment does not occur or does not attract the expected attention.

          PORTFOLIO TURNOVER
          The Portfolio generally intends to purchase securities for long-term investment, although, to the extent permitted by its specific investment policies, the Portfolio may purchase securities in anticipation of relatively short-term price gains. Short-term transactions may also result from liquidity needs, securities having reached a price or yield objective, changes in interest rates or the credit standing of an issuer, or by reason of economic or other developments not foreseen at the time of the investment decision. The Portfolio may also sell one security and simultaneously purchase the same or a comparable security to take advantage of short-term differentials in bond yields or securities prices. Portfolio turnover is affected by market conditions, changes in the size of the Portfolio, the nature of the Portfolio's investments and the investment styles of the portfolio managers. Changes are made in the Portfolio's holdings whenever its portfolio managers believe such changes are desirable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

RISKS

          Because the Portfolio may invest substantially all of its assets in common stocks, the main risk is the risk that the value of the stocks it holds might decrease in response to the activities of an individual company or in response to general market and/or economic conditions. If this occurs, the Portfolio's share price may also decrease. The Portfolio's performance may also be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade bonds, initial public offerings
          (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a Portfolio with a small asset base. The Portfolio may not experience similar performance as its assets grow.

The following questions and answers are designed to help you better understand some of the risks of investing in the Small Cap Value Portfolio.

1. THE PORTFOLIO MAY INVEST IN SMALLER OR NEWER COMPANIES. DOES THIS CREATE ANY SPECIAL RISKS?

          Many attractive investment opportunities may be smaller, start-up companies offering emerging products or services. Smaller or newer companies may suffer more significant losses as well as realize more substantial growth than larger or more established issuers because they may lack depth of management, be unable to generate funds necessary for growth or potential development, or be developing or marketing new

              Investment objective, principal investment strategies and risks 7 products or services for which markets are not yet established and may never become established. In addition, such companies may be insignificant factors in their industries and may become subject to intense competition from larger or more established companies. Securities of smaller or newer companies may have more limited trading markets than the markets for securities of larger or more established issuers, or may not be publicly traded at all, and may be subject to wide price fluctuations. Investments in such companies tend to be more volatile and somewhat more speculative.

2. WHAT ARE THE RISKS ASSOCIATED WITH VALUE INVESTING?

          If a portfolio manager's perception of a company's worth is not realized in the time frame he expects, the overall performance of Small Cap Value Portfolio may suffer. In general, each portfolio manager believes these risks are mitigated by investing in companies that are undervalued in the market in relation to earnings, cash flow, dividends and/or assets.

3. HOW COULD THE PORTFOLIO'S INVESTMENTS IN FOREIGN SECURITIES AFFECT ITS PERFORMANCE?

          Within the parameters of its specific investment policies, the Portfolio may invest without limit in foreign securities either indirectly (e.g., depositary receipts) or directly in foreign markets. Investments in foreign securities, including those of foreign governments, may involve greater risks than investing in domestic securities because the Portfolio's performance may depend on factors other than the performance of a particular company. These factors include:

          - CURRENCY RISK. As long as the Portfolio holds a foreign security, its value will be affected by the value of the local currency relative to the U.S. dollar. When the Portfolio sells a foreign denominated security, its value may be worth less in U.S. dollars even if the security increases in value in its home country. U.S. dollar denominated securities of foreign issuers may also be affected by currency risk.

          - POLITICAL AND ECONOMIC RISK. Foreign investments may be subject to heightened political and economic risks, particularly in emerging markets which may have relatively unstable governments, immature economic structures, national policies restricting investments by foreigners, different legal systems, and economies based on only a few industries. In some countries, there is the risk that the government may take over the assets or operations of a company or that the government may impose taxes or limits on the removal of the Portfolio's assets from that country.

          - REGULATORY RISK. There may be less government supervision of foreign markets. As a result, foreign issuers may not be subject to the uniform accounting, auditing and financial reporting standards and practices applicable to domestic issuers and there may be less publicly available information about foreign issuers.

          - MARKET RISK. Foreign securities markets, particularly those of emerging market countries, may be less liquid and more volatile than domestic markets. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions.

          - TRANSACTION COSTS. Costs of buying, selling and holding foreign securities, including brokerage, tax and custody costs, may be higher than those involved in domestic transactions.

4. ARE THERE SPECIAL RISKS ASSOCIATED WITH INVESTMENTS IN HIGH-YIELD/HIGH-RISK BONDS?

          High-yield/high-risk bonds (or "junk" bonds) are bonds rated below investment grade by the primary rating agencies such as Standard & Poor's and Moody's. The value of lower quality bonds generally is more dependent on credit risk and default risk than investment grade bonds. Issuers of high-yield bonds

 8 Janus Aspen Series
          may not be as strong financially as those issuing bonds with higher credit ratings and are more vulnerable to real or perceived economic changes, political changes or adverse developments specific to the issuer. In addition, the junk bond market can experience sudden and sharp price swings.

          Please refer to the SAI for a description of bond rating categories.

5. HOW DOES THE PORTFOLIO TRY TO REDUCE RISK?

          The Portfolio may use futures, options, swaps and other derivative instruments individually or in combination to "hedge" or protect its portfolios from adverse movements in securities prices and interest rates. The Portfolio may also use a variety of currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The portfolio managers believe the use of these instruments will benefit the Portfolio. However, the Portfolio's performance could be worse than if the Portfolio had not used such instruments if a portfolio manager's judgment proves incorrect.

              Investment objective, principal investment strategies and risks  9

MANAGEMENT OF THE PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT ADVISER

          Janus Capital, 100 Fillmore Street, Denver, Colorado 80206-4928, is the investment adviser to the Portfolio and is responsible for the day-to-day management of its investment portfolios and other business affairs of the Portfolio.

          Janus Capital began serving as investment adviser to Janus Fund in 1970 and currently serves as investment adviser to all of the Janus retail funds, acts as sub-adviser for a number of private-label mutual funds and provides separate account advisory services for institutional accounts.

          Janus Capital furnishes continuous advice and recommendations concerning the Portfolio's investments. Janus Capital also furnishes certain administrative, compliance and accounting services for the Portfolio, and may be reimbursed by the Portfolio for its costs in providing those services. In addition, Janus Capital employees serve as officers of the Portfolio and Janus Capital provides office space for the Portfolio and pays the salaries, fees and expenses of all Portfolio officers and those Trustees who are affiliated with Janus Capital.

          From their own assets, Janus Capital, Janus Distributors LLC or their affiliates may pay insurance companies, retirement plan service providers, and other financial intermediaries fees for providing recordkeeping, subaccounting and other administrative services to contract owners in connection with investment in the Portfolio. These fees may be in addition to any 12b-1 fees or other fees paid from Portfolio assets to these financial intermediaries.

MANAGEMENT EXPENSES

          The Portfolio pays Janus Capital a management fee which is calculated daily and paid monthly. The Portfolio's advisory agreement spells out the management fee and other expenses that the Portfolio must pay. Janus Capital pays Bay Isle a subadvisory fee from its management fee for managing the Portfolio.

          The Shares of the Portfolio incur expenses not assumed by Janus Capital, including the distribution fee, transfer agent and custodian fees and expenses, legal and auditing fees, printing and mailing costs of sending reports and other information to existing shareholders, and independent Trustees' fees and expenses. The Portfolio is subject to the following management fee schedule (expressed as an annual rate).

                                                       Average Daily
                                                         Net Assets        Annual Rate        Expense Limit
Portfolio                                               of Portfolio      Percentage (%)    Percentage (%)(1)
-------------------------------------------------------------------------------------------------------------
   Small Cap Value Portfolio                          All Asset Levels         0.75               1.35
-------------------------------------------------------------------------------------------------------------

(1) Janus Capital has agreed to limit the Portfolio's expenses (excluding the distribution fee, brokerage commissions, interest, taxes and extraordinary expenses) as indicated until at least the next annual renewal of the advisory agreements.

 10 Janus Aspen Series

SUBADVISER

          BAY ISLE FINANCIAL LLC ("Bay Isle") serves as subadviser to Small Cap Value Portfolio. Bay Isle, 475 14th Street, Suite 550, Oakland, California 94612, has been in the investment advisory business since 1987 and provides day-to-day management of the portfolio operations as subadviser of Small Cap Value Portfolio, as well as other mutual funds and separate accounts. As of December 31, 2002, Janus Capital indirectly owns all of the outstanding voting shares of Bay Isle.

                                                 Management of the Portfolio  11

BAY ISLE PORTFOLIO MANAGERS

JAKOB V. HOLM
--------------------------------------------------------------------------------
            is the Co-Manager for Small Cap Value Portfolio, which he has managed since inception. Mr. Holm joined Bay Isle in 2000 as a research analyst analyzing equity and fixed-income securities.
            Prior to joining Bay Isle Financial, Mr. Holm worked at Sand Hill Advisors as a research analyst. Mr. Holm has earned the right to use the Chartered Financial Analyst designation.

WILLIAM F. K. SCHAFF
--------------------------------------------------------------------------------
            is the Co-Manager for Small Cap Value Portfolio, which he has managed since its inception. Mr. Schaff has been a portfolio manager since 1986. Mr. Schaff co-founded and was the Chief Executive Officer and Chief Investment Officer of Bay Isle
            Financial Corporation, the predecessor of Bay Isle. He is currently the Chief Executive Officer and Chief Investment
            Officer of Bay Isle. Mr. Schaff has earned the right to use the Chartered Financial Analyst designation.

 12 Janus Aspen Series

OTHER INFORMATION
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          DISTRIBUTION FEE

          Under a distribution and service plan adopted in accordance with Rule 12b-1 under the 1940 Act, the Shares may pay Janus Distributors LLC, the Portfolio's distributor, a fee at an annual rate of up to 0.25% of the average daily net assets of the Shares of the Portfolio. Under the terms of the Plan, the Portfolio is authorized to make payments to Janus Distributors LLC for remittance to insurance companies and qualified plan service providers as compensation for distribution and shareholder servicing performed by such entities. Because 12b-1 fees are paid out of the Shares' assets on an ongoing basis, they will increase the cost of your investment and may cost you more than paying other types of sales charges.

          CONFLICTS OF INTEREST

          The Shares offered by this Prospectus are available only to variable annuity and variable life separate accounts of insurance companies that are unaffiliated with Janus Capital and to certain qualified retirement plans. Although the Portfolio does not currently anticipate any disadvantages to policy owners because the Portfolio offers its Shares to such entities, there is a possibility that a material conflict may arise. The Trustees monitor events in order to identify any disadvantages or material irreconcilable conflicts and to determine what action, if any, should be taken in response. If a material disadvantage or conflict occurs, the Trustees may require one or more insurance company separate accounts or qualified plans to withdraw its investments in the Portfolio or substitute Shares of another Portfolio. If this occurs, the Portfolio may be forced to sell its securities at disadvantageous prices. In addition, the Trustees may refuse to sell Shares of the Portfolio to any separate account or qualified plan or may suspend or terminate the offering of the Portfolio's Shares if such action is required by law or regulatory authority or is in the best interests of the Portfolio's shareholders. It is possible that a qualified plan investing in the Portfolio could lose its qualified plan status under the Internal Revenue Code, which could have adverse tax consequences on insurance company separate accounts investing in the Portfolio. Janus Capital intends to monitor such qualified plans and the Portfolio may discontinue sales to a qualified plan and require plan participants with existing investments in the Portfolio to redeem those investments if a plan loses (or in the opinion of Janus Capital is at risk of losing) its qualified plan status.

          DISTRIBUTION OF THE PORTFOLIO

          The Portfolio is distributed by Janus Distributors LLC, which is a member of the National Association of Securities Dealers, Inc. ("NASD"). To obtain information about NASD member firms and their associated persons, you may contact NASD Regulation, Inc. at www.nasdr.com, or the Public Disclosure Hotline at 800-289-9999. An investor brochure containing information describing the Public Disclosure Program is available from NASD Regulation, Inc.

                                                           Other information  13

DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DISTRIBUTIONS

          To avoid taxation of the Portfolio, the Internal Revenue Code requires the Portfolio to distribute net income and any net gains realized on its investments at least annually. The Portfolio's income from dividends and interest and any net realized short-term gains are paid to shareholders as ordinary income dividends. Net realized long-term gains are paid to shareholders as capital gains distributions.

          DISTRIBUTION SCHEDULE

          Dividends for the Portfolio are normally declared and distributed in June and December. Capital gains are normally declared and distributed in June for the Portfolio.

          HOW DISTRIBUTIONS AFFECT THE PORTFOLIO'S NAV

          Distributions, other than daily income dividends, are paid to shareholders as of the record date of the distribution of the Portfolio, regardless of how long the shares have been held. Undistributed income and realized gains are included in the daily NAV of the Portfolio's Shares. The Share price of the Portfolio drops by the amount of the distribution, net of any subsequent market fluctuations. For example, assume that on December 31, the Shares of Small Cap Value Portfolio declared a dividend in the amount of $0.25 per share. If the price of Small Cap Value Portfolio's Shares was $10.00 on December 30, the share price on December 31 would be $9.75, barring market fluctuations.

TAXES

          TAXES ON DISTRIBUTIONS

          Because Shares of the Portfolio may be purchased only through variable insurance contracts and qualified plans, it is anticipated that any income dividends or capital gains distributions made by the Shares of the Portfolio will be exempt from current taxation if left to accumulate within the variable insurance contract or qualified plan. Generally, withdrawals from such contracts or plans may be subject to ordinary income tax and, if made before age 59 1/2, a 10% penalty tax. The tax status of your investment depends on the features of your qualified plan or variable insurance contract. Further information may be found in your plan documents or in the prospectus of the separate account offering such contract.

          TAXATION OF THE PORTFOLIO

          Dividends, interest and some gains received by the Portfolio on foreign securities may be subject to tax withholding or other foreign taxes. The Portfolio may from year to year make the election permitted under Section 853 of the Internal Revenue Code to pass through such taxes to shareholders as a foreign tax credit. If such an election is not made, any foreign taxes paid or accrued will represent an expense to the Portfolio.

          The Portfolio does not expect to pay any federal income or excise taxes because it intends to meet certain requirements of the Internal Revenue Code. In addition, because the Shares of the Portfolio are sold in connection with variable insurance contracts, the Portfolio intends to qualify under the Internal Revenue Code with respect to the diversification requirements related to the tax-deferred status of insurance company separate accounts.

 14 Janus Aspen Series

SHAREHOLDER'S GUIDE
--------------------------------------------------------------------------------

          INVESTORS MAY NOT PURCHASE OR REDEEM SHARES OF THE PORTFOLIO DIRECTLY. SHARES MAY BE PURCHASED OR REDEEMED ONLY THROUGH VARIABLE INSURANCE CONTRACTS OFFERED BY THE SEPARATE ACCOUNTS OF PARTICIPATING INSURANCE COMPANIES OR THROUGH QUALIFIED RETIREMENT PLANS. REFER TO THE PROSPECTUS FOR THE PARTICIPATING INSURANCE COMPANY'S SEPARATE ACCOUNT OR YOUR PLAN DOCUMENTS FOR INSTRUCTIONS ON PURCHASING OR SELLING OF VARIABLE INSURANCE CONTRACTS AND ON HOW TO SELECT THE PORTFOLIO AS AN INVESTMENT OPTION FOR A CONTRACT OR A QUALIFIED PLAN.

PRICING OF PORTFOLIO SHARES

          Investments will be processed at the NAV next calculated after an order is received and accepted by the Portfolio or its agent. In order to receive a day's price, your order must be received by the close of the regular trading session of the New York Stock Exchange. Securities of the Portfolio are valued at market value or, if a market quotation is not readily available, at their fair value determined in good faith under procedures established by and under the supervision of the Trustees. Short-term instruments maturing within 60 days are valued at amortized cost, which approximates market value.

          Because foreign securities markets may operate on days that are not business days in the United States, the value of the Portfolio's holdings may change on days when you will not be able to purchase or redeem the Portfolio's Shares.

PURCHASES

          Purchases of Shares may be made only by the separate accounts of insurance companies for the purpose of funding variable insurance contracts or by qualified plans. Refer to the prospectus of the appropriate insurance company separate account or your plan documents for information on how to invest in the Shares of the Portfolio. Participating insurance companies and certain other designated organizations are authorized to receive purchase orders on the Portfolio's behalf.

          The Portfolio is not intended for excessive trading or market timing. Excessive purchases of Portfolio Shares disrupt portfolio management and drive Portfolio expenses higher. The Portfolio reserves the right to reject any specific purchase order, including exchange purchases, for any reason. For example, purchase orders may be refused if the Portfolio would be unable to invest the money effectively in accordance with its investment policies or would otherwise be adversely affected due to the size of the transaction, frequency of trading or other factors. The Portfolio may also suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges. For more information about the Portfolio's policy on market timing, see "Excessive Trading" on the next page.

          Although there is no present intention to do so, the Portfolio may discontinue sales of its Shares if management and the Trustees believe that continued sales may adversely affect the Portfolio's ability to achieve its investment objective. If sales of the Portfolio's Shares are discontinued, it is expected that existing policy owners and plan participants invested in the Portfolio would be permitted to continue to authorize investment in the Portfolio and to reinvest any dividends or capital gains distributions, absent highly unusual circumstances.

          The Portfolio may discontinue sales to a qualified plan and require plan participants with existing investments in the Shares to redeem those investments if the plan loses (or in the opinion of Janus Capital, is at risk of losing) its qualified plan status.

                                                         Shareholder's guide  15

REDEMPTIONS

          Redemptions, like purchases, may be effected only through the separate accounts of participating insurance companies or through qualified plans. Please refer to the appropriate separate account prospectus or plan documents for details.

          Shares of the Portfolio may be redeemed on any business day. Redemptions are processed at the NAV next calculated after receipt and acceptance of the redemption order by the Portfolio or its agent. Redemption proceeds will normally be wired the business day following receipt of the redemption order, but in no event later than seven days after receipt of such order.

EXCESSIVE TRADING

          Frequent trading into and out of the Portfolio can disrupt portfolio investment strategies and increase portfolio expenses for all shareholders, including long-term shareholders who do not generate these costs. The Portfolio is not intended for market timing or excessive trading. The Portfolio and its agents reserve the right to reject any purchase request (including exchange purchases if permitted by your insurance company or plan sponsor) by any investor or group of investors indefinitely if they believe that any combination of trading activity in the account(s) is attributable to market timing or is otherwise excessive or potentially disruptive to the Portfolio. The Portfolio may refuse purchase orders (including exchange purchases) for any reason without prior notice, particularly orders that the Portfolio believes are made on behalf of market timers.

          The trading history of accounts under common ownership or control may be considered in enforcing these policies. Transactions placed through the same insurance company or plan sponsor on an omnibus basis may be deemed part of a group for the purpose of this policy and may be rejected in whole or in part by the Portfolio. Transactions accepted by your insurance company or plan sponsor in violation of our excessive trading policy are not deemed accepted by the Portfolio and may be cancelled or revoked by the Portfolio on the next business day following receipt by your intermediary.

SHAREHOLDER COMMUNICATIONS

          Shareholders will receive annual and semiannual reports including the financial statements of the Shares of the Portfolio that they have authorized for investment. Each report will show the investments owned by the Portfolio and the market values thereof, as well as other information about the Portfolio and its operations. The Portfolio's fiscal year ends December 31.

 16 Janus Aspen Series

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

          No financial highlights are presented for the Portfolio because it did not commence operations until December 31, 2002.

                                                        Financial highlights  17

GLOSSARY OF INVESTMENT TERMS
--------------------------------------------------------------------------------

          This glossary provides a more detailed description of some of the types of securities, investment strategies and other instruments in which the Portfolio may invest. The Portfolio may invest in these instruments to the extent permitted by its investment objective and policies. The Portfolio is not limited by this discussion and may invest in any other types of instruments not precluded by the policies discussed elsewhere in this Prospectus.

I. EQUITY AND DEBT SECURITIES

          BONDS are debt securities issued by a company, municipality, government or government agency. The issuer of a bond is required to pay the holder the amount of the loan (or par value of the bond) at a specified maturity and to make scheduled interest payments.

          COMMERCIAL PAPER is a short-term debt obligation with a maturity ranging from 1 to 270 days issued by banks, corporations and other borrowers to investors seeking to invest idle cash. The Portfolio may purchase commercial paper issued in private placements under Section 4(2) of the Securities Act of 1933.

          COMMON STOCKS are equity securities representing shares of ownership in a company and usually carry voting rights and earn dividends. Unlike preferred stock, dividends on common stock are not fixed but are declared at the discretion of the issuer's board of directors.

          CONVERTIBLE SECURITIES are preferred stocks or bonds that pay a fixed dividend or interest payment and are convertible into common stock at a specified price or conversion ratio.

          DEBT SECURITIES are securities representing money borrowed that must be repaid at a later date. Such securities have specific maturities and usually a specific rate of interest or an original purchase discount.

          DEPOSITARY RECEIPTS are receipts for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. Receipts include those issued by domestic banks (American Depositary Receipts), foreign banks (Global or European Depositary Receipts) and broker-dealers (depositary shares).

          EQUITY SECURITIES generally include domestic and foreign common stocks; preferred stocks; securities convertible into common stocks or preferred stocks; warrants to purchase common or preferred stocks; and other securities with equity characteristics.

          EXCHANGE TRADED FUNDS are index-based investment companies which hold substantially all of their assets in securities representing their specific index.

          FIXED-INCOME SECURITIES are securities that pay a specified rate of return. The term generally includes short-and long-term government, corporate and municipal obligations that pay a specified rate of interest, dividends or coupons for a specified period of time. Coupon and dividend rates may be fixed for the life of the issue or, in the case of adjustable and floating rate securities, for a shorter period.

          HIGH-YIELD/HIGH-RISK BONDS are bonds that are rated below investment grade by the primary rating agencies (e.g., BB or lower by Standard & Poor's and Ba or lower by Moody's). Other terms commonly used to describe such bonds include "lower rated bonds," "noninvestment grade bonds" and "junk bonds."

          MORTGAGE- AND ASSET-BACKED SECURITIES are shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off prior to their maturities during periods of declining interest rates. In that case, the portfolio managers may have to reinvest the proceeds from the securities at a lower rate. Potential market gains on a

 18 Janus Aspen Series
          security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk.

          PASSIVE FOREIGN INVESTMENT COMPANIES (PFICS) are any foreign corporations which generate certain amounts of passive income or hold certain amounts of assets for the production of passive income. Passive income includes dividends, interest, royalties, rents and annuities. To avoid taxes and interest that the Portfolio must pay if these investments are profitable, the Portfolio may make various elections permitted by the tax laws. These elections could require that the Portfolio recognize taxable income, which in turn must be distributed, before the securities are sold and before cash is received to pay the distributions.

          PAY-IN-KIND BONDS are debt securities that normally give the issuer an option to pay cash at a coupon payment date or give the holder of the security a similar bond with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.

          PREFERRED STOCKS are equity securities that generally pay dividends at a specified rate and have preference over common stock in the payment of dividends and liquidation. Preferred stock generally does not carry voting rights.

          RULE 144A SECURITIES are securities that are not registered for sale to the general public under the Securities Act of 1933, but that may be resold to certain institutional investors.

          STANDBY COMMITMENTS are obligations purchased by the Portfolio from a dealer that give the Portfolio the option to sell a security to the dealer at a specified price.

          STEP COUPON BONDS are debt securities that trade at a discount from their face value and pay coupon interest. The discount from the face value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer.

          STRIP BONDS are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities of comparable maturity.

          TENDER OPTION BONDS are generally long-term securities that are coupled with an option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and receive the face value of the bond. This type of security is commonly used as a means of enhancing the security's liquidity.

          U.S. GOVERNMENT SECURITIES include direct obligations of the U.S. government that are supported by its full faith and credit. Treasury bills have initial maturities of less than one year, Treasury notes have initial maturities of one to ten years and Treasury bonds may be issued with any maturity but generally have maturities of at least ten years. U.S. government securities also include indirect obligations of the U.S. government that are issued by federal agencies and government sponsored entities. Unlike Treasury securities, agency securities generally are not backed by the full faith and credit of the U.S. government. Some agency securities are supported by the right of the issuer to borrow from the Treasury, others are supported by the discretionary authority of the U.S. government to purchase the agency's obligations and others are supported only by the credit of the sponsoring agency.

          VARIABLE AND FLOATING RATE SECURITIES have variable or floating rates of interest and, under certain limited circumstances, may have varying principal amounts. Variable and floating rate securities pay interest at rates that are adjusted periodically according to a specified formula, usually with reference to some interest rate index or market interest rate (the "underlying index"). The floating rate tends to decrease the security's price sensitivity to changes in interest rates.

                                                Glossary of investment terms  19

          WARRANTS are securities, typically issued with preferred stock or bonds, that give the holder the right to buy a proportionate amount of common stock at a specified price. The specified price is usually higher than the market price at the time of issuance of the warrant. The right may last for a period of years or indefinitely.

          ZERO COUPON BONDS are debt securities that do not pay regular interest at regular intervals, but are issued at a discount from face value. The discount approximates the total amount of interest the security will accrue from the date of issuance to maturity. The market value of these securities generally fluctuates more in response to changes in interest rates than interest-paying securities.

II. FUTURES, OPTIONS AND OTHER DERIVATIVES

          FORWARD CONTRACTS are contracts to purchase or sell a specified amount of a financial instrument for an agreed upon price at a specified time. Forward contracts are not currently exchange traded and are typically negotiated on an individual basis. The Portfolio may enter into forward currency contracts to hedge against declines in the value of securities denominated in, or whose value is tied to, a currency other than the U.S. dollar or to reduce the impact of currency appreciation on purchases of such securities. It may also enter into forward contracts to purchase or sell securities or other financial indices.

          FUTURES CONTRACTS are contracts that obligate the buyer to receive and the seller to deliver an instrument or money at a specified price on a specified date. The Portfolio may buy and sell futures contracts on foreign currencies, securities and financial indices including indices of U.S. government, foreign government, equity or fixed-income securities. The Portfolio may also buy options on futures contracts. An option on a futures contract gives the buyer the right, but not the obligation, to buy or sell a futures contract at a specified price on or before a specified date. Futures contracts and options on futures are standardized and traded on designated exchanges.

          INDEXED/STRUCTURED SECURITIES are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments and may be more volatile than the underlying instruments. The Portfolio bears the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

          INTEREST RATE SWAPS involve the exchange by two parties of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments).

          INVERSE FLOATERS are debt instruments whose interest rate bears an inverse relationship to the interest rate on another instrument or index. For example, upon reset the interest rate payable on a security may go down when the underlying index has risen. Certain inverse floaters may have an interest rate reset mechanism that multiplies the effects of change in the underlying index. Such mechanism may increase the volatility of the security's market value.

          OPTIONS are the right, but not the obligation, to buy or sell a specified amount of securities or other assets on or before a fixed date at a predetermined price. The Portfolio may purchase and write put and call options on securities, securities indices and foreign currencies. The Portfolio may purchase or write such options individually or in combination.

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III. OTHER INVESTMENTS, STRATEGIES AND/OR TECHNIQUES

          REPURCHASE AGREEMENTS involve the purchase of a security by the Portfolio and a simultaneous agreement by the seller (generally a bank or dealer) to repurchase the security from the Portfolio at a specified date or upon demand. This technique offers a method of earning income on idle cash. These securities involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Portfolio will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security.

          REVERSE REPURCHASE AGREEMENTS involve the sale of a security by the Portfolio to another party (generally a bank or dealer) in return for cash and an agreement by the Portfolio to buy the security back at a specified price and time. This technique will be used primarily to provide cash to satisfy unusually high redemption requests, or for other temporary or emergency purposes.

          SHORT SALES in which the Portfolio may engage may be of two types, short sales "against the box" or "naked" short sales. Short sales against the box involve selling either a security that the Portfolio owns, or a security equivalent in kind or amount to the security sold short that the Portfolio has the right to obtain, for delivery at a specified date in the future. Naked short sales involve selling a security that the Portfolio borrows and does not own. The Portfolio may enter into a short sale to hedge against anticipated declines in the market price of a security or to reduce portfolio volatility. If the value of a security sold short increases prior to the scheduled delivery date, the Portfolio loses the opportunity to participate in the gain. For "naked" short sales, the Portfolio will incur a loss if the value of a security increases during this period because it will be paying more for the security than it has received from the purchaser in the short sale and if the price declines during this period, the Portfolio will realize a short-term capital gain. Although the Portfolio's potential for gain as a result of a short sale is limited to the price at which it sold the security short less the cost of borrowing the security, its potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security.

          WHEN-ISSUED, DELAYED DELIVERY AND FORWARD COMMITMENT TRANSACTIONS generally involve the purchase of a security with payment and delivery at some time in the future - i.e., beyond normal settlement. The Portfolio does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. New issues of stocks and bonds, private placements and U.S. government securities may be sold in this manner.

                                                Glossary of investment terms  21

                     You can request other information,
                     including a Statement of Additional
                     Information, Annual Report or
                     Semiannual Report (as they become
                     available), free of charge, by
                     contacting your plan sponsor or
                     visiting our Web site at janus.com.
                     Other information is also available
                     from financial intermediaries that
                     sell Shares of the Portfolio.

                     The Statement of Additional
                     Information provides detailed
                     information about the Portfolio and is
                     incorporated into this Prospectus by
                     reference. You may review and copy
                     information about the Portfolio
                     (including the Portfolio's Statement
                     of Additional Information) at the
                     Public Reference Room of the SEC or
                     get text only copies, after paying a
                     duplicating fee, by sending an
                     electronic request by e-mail to
                     publicinfo@sec.gov or by writing to or
                     calling the Public Reference Room,
                     Washington, D.C. 20549-0102
                     (1-202-942-8090). You may also obtain
                     reports and other information about
                     the Portfolio from the Electronic Data
                     Gathering Analysis and Retrieval
                     (EDGAR) Database on the SEC's Web site
                     at http://www.sec.gov.

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                    Investment Company Act File No. 811-7736